UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

ITEM 1. SHAREHOLDERS REPORT.

John Hancock

Regional Bank Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
22	Notes to financial statements
28	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       1

Your fund at a glance

INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Growth and interest-rate uncertainty hurt banks

The U.S. bank segment suffered losses as slowing global growth and commodity weakness caused the U.S. Federal Reserve to scale back its plan for interest-rate increases.

Stock selection drove results

The fund generated a positive return and outperformed its benchmark, the S&P Composite 1500 Banks Index, owing to its overweight in small- and mid-cap banks and overall stock selection.

Solid execution boosted shares

Solid loan growth and improving net interest margins drove earnings growth for small and regional banks, which were positive contributors to performance during the period.

TOP 10 HOLDINGS AS OF 4/30/16 (%)

SunTrust Banks, Inc.	2.9
JPMorgan Chase & Co.	2.9
M&T Bank Corp.	2.8
U.S. Bancorp	2.8
Wells Fargo & Company	2.7
Independent Bank Corp. (MA)	2.6
KeyCorp	2.6
The PNC Financial Services Group, Inc.	2.5
Bank of America Corp.	2.4
BB&T Corp.	2.4
TOTAL	26.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

A portfolio concentrated in one sector or industry or that holds a limited number of securities may fluctuate more than a more broadly invested portfolio. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Large company stocks could fall out of favor. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       3

Discussion of fund performance

An interview with Portfolio Manager Lisa A. Welch, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lisa A. Welch
Portfolio Manager
John Hancock Asset Management

What factors affected bank stocks over the past six months?

Equity markets endured high levels of volatility during a period that saw the banking industry lag the broader market. Global economic growth concerns, centered in China, and falling commodity prices led to a sharp sell-off in January through early February, with the S&P 500 Index falling and crude oil bottoming on February 11 at around $26 per barrel. Stocks began to recover as the U.S. Federal Reserve (Fed), expressing concern over the impact of global turmoil on the U.S. economy, adopted a more accommodative policy stance and scaled back its planned pace of interest-rate increases in 2016 from four to two. U.S. bank stocks, hurt by the likelihood that interest rates would remain low for longer, fell further in the downdraft, with the fund's benchmark, the S&P Composite 1500 Banks Index, finishing down 5.06% while the S&P 500 Index gained 0.43%. Smaller-cap bank stocks, focused on domestic customers and less exposed to capital market activity, outperformed larger money center banks.

Discounting short-term performance, we maintain confidence in U.S. banks as they carry strong fundamentals and are backed by a solid U.S. economy. The median bank grew earnings 8% year over year in the first quarter, driven by solid loan growth and stable-to-improving net interest margins after just a single interest-rate increase by the Fed. While cognizant that global growth risks could alter its plans, we continue to believe the Fed could possibly execute two rate increases in 2016, which should provide support for bank net interest margins and, potentially, bank stock prices.

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       4

"Discounting short-term performance, we maintain confidence in U.S. banks as they carry strong fundamentals and are backed by a solid U.S. economy."

How did the fund respond to these market conditions?

We continue to believe that there are compelling investment opportunities in the U.S. banking industry and seek to establish positions in companies when valuations are attractive. Given the ongoing consolidation among regional lenders, we also invest in companies that serve a specific niche or local market, which could potentially make them attractive takeover targets. Merger-and-acquisition activity remained robust during the reporting period and was a leading contributor to the fund's outperformance compared with its benchmark.

What stocks had the greatest effect on performance?

Banks that were acquired were among the leading contributors to performance. These included Nashville-based Avenue Financial Holdings, Inc., Monarch Financial Holdings, Inc., and Xenith Bankshares, Inc., which were all acquired during the period. Chemical Financial Corp. and Talmer Bancorp, Inc., both Michigan-based banks, benefited from their merger announcement; both stocks

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       5

"Merger-and-acquisition activity remained robust during the reporting period and was a leading contributor to the fund's outperformance compared with its benchmark."
made positive contributions to the fund. South Dakota's Great Western Bancorp, Inc. was also a significant contributor as it continued to deliver better-than-expected results in a region suffering from weakness in agriculture.

An underweight in Bank of America Corp. and minimal exposure to Citigroup, Inc., money center banks that were hurt by their capital markets exposure, also aided relative performance.

Which holdings detracted the most from results?

The fund's underweight in larger banks JPMorgan Chase & Co. and U.S. Bancorp, which make up, on average, more than 25% of the benchmark and outperformed during the reporting period, was a leading detractor from performance. Other detractors included Silicon Valley's SVB Financial Group, which traded down on fears of a slowdown in venture capital activity, and New York-based Suffolk Bancorp, which came under enhanced regulatory scrutiny due to its concentration in real estate lending.

How was the fund positioned at the end of the period?

Consistent with our long-term orientation, we made no major portfolio shifts during the period. Instead, we maintained our focus on small and regional lenders and took advantage of price dislocations during the January market sell-off to increase positions in Citizens Financial Group Inc., Fifth Third Bancorp, and Regions Financial Corp. The fund continued to be positioned to take advantage of stocks on both sides of what we expect will be continued healthy merger-and-acquisition activity among local and regional banks.

We remain positive on the banking industry, as a continued economic recovery should lead to the

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       6

normalization of interest rates. Local and regional banks are outperforming in the current environment and most banks are well positioned to benefit from a tightening cycle.

MANAGED BY

Lisa A. Welch On the fund since 1998 Investing since 1986
Susan A. Curry On the fund since 2004 Investing since 1993
Ryan P. Lentell, CFA On the fund since 2015 Investing since 1999

The views expressed in this report are exclusively those of Lisa A. Welch, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	1.73	10.63	2.84	-3.61	65.69	32.28
Class B	1.33	10.73	2.78	-3.71	66.46	31.49
Class C	5.32	10.99	2.64	0.17	68.44	29.82
Index 1†	-3.32	10.78	-3.11	-5.06	66.83	-27.08
Index 2†	1.21	11.02	6.91	0.43	68.63	95.01

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C
Gross/Net (%)	1.27	1.97	1.97

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B1	4-30-06	13,149	13,149	7,292	19,501
Class C1	4-30-06	12,982	12,982	7,292	19,501

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The S&P Composite 1500 Banks Index is an unmanaged index of banking sector stocks in the S&P 1500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

1	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 04-30-2016	Expenses paid during period ended 04-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,014.80	$6.36	1.27%
Class B	1,000.00	1,011.40	9.85	1.97%
Class C	1,000.00	1,011.40	9.85	1.97%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 04-30-2016	Expenses paid during period ended 04-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.50	$6.37	1.27%
Class B	1,000.00	1,015.10	9.87	1.97%
Class C	1,000.00	1,015.10	9.87	1.97%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 96.4%		$766,560,709
(Cost $380,338,672)
Financials 96.4%		766,560,709
Banks 88.6%
1st Source Corp.	166,028	5,718,004
Access National Corp.	68,218	1,341,166
American Business Bank (I)	126,440	3,824,819
Ameris Bancorp	531,245	16,681,093
Anchor Bancorp, Inc. (I)(V)	145,426	3,528,035
Atlantic Capital Bancshares, Inc. (I)	276,770	3,927,366
Avenue Financial Holdings, Inc. (I)	237,195	4,639,534
Bank of America Corp.	1,315,944	19,160,145
Bank of Marin Bancorp	80,827	3,962,140
Bankwell Financial Group, Inc.	102,591	2,123,634
Bar Harbor Bankshares	142,962	4,960,781
BB&T Corp.	531,488	18,804,045
Berkshire Hills Bancorp, Inc.	376,293	10,212,592
Bryn Mawr Bank Corp.	374,207	10,634,963
Carolina Financial Corp.	80,077	1,505,448
Citizens Financial Group, Inc.	410,687	9,384,198
City Holding Company	63,682	3,128,060
Coastway Bancorp, Inc. (I)	135,166	1,674,707
Comerica, Inc.	375,621	16,677,572
Commerce Bancshares, Inc.	169,770	7,948,631
County Bancorp, Inc.	72,374	1,512,617
CU Bancorp (I)	161,924	3,730,729
Cullen/Frost Bankers, Inc.	267,441	17,113,550
Eagle Bancorp Montana, Inc.	95,462	1,283,009
East West Bancorp, Inc.	131,560	4,932,184
Eastern Virginia Bankshares, Inc.	264,358	1,855,793
Equity Bancshares, Inc., Class A (I)	128,335	2,691,185
Evans Bancorp, Inc.	126,399	3,084,136
FCB Financial Holdings, Inc., Class A (I)	365,530	12,775,274
Fifth Third Bancorp	599,407	10,975,142
First Business Financial Services, Inc.	196,312	4,968,657
First Citizens BancShares, Inc., Class A	24,641	6,283,455
First Community Corp.	223,000	3,240,190
First Connecticut Bancorp, Inc.	272,691	4,698,466
First Financial Bancorp	273,611	5,335,415
First Foundation, Inc. (I)	193,127	4,355,014
First Merchants Corp.	329,897	8,461,858
Flushing Financial Corp.	157,678	3,145,676

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
FNB Corp.	1,257,349	$16,622,154
German American Bancorp, Inc.	54,264	1,748,929
Glacier Bancorp, Inc.	479,044	12,402,449
Great Western Bancorp, Inc.	233,177	7,349,739
Hancock Holding Company	452,468	11,750,594
Heritage Commerce Corp.	694,293	7,248,419
Heritage Financial Corp.	250,986	4,630,692
Heritage Oaks Bancorp	1,064,426	8,887,957
Horizon Bancorp	301,693	7,361,309
Howard Bancorp, Inc. (I)	130,284	1,676,755
Independent Bank Corp. (MA)	445,729	20,962,635
Independent Bank Corp. (MI)	175,548	2,659,552
JPMorgan Chase & Co.	359,875	22,744,100
KeyCorp	1,688,160	20,747,486
M&T Bank Corp.	186,684	22,088,451
Mackinac Financial Corp.	218,395	2,319,355
MainSource Financial Group, Inc.	31,273	683,315
MB Financial, Inc.	519,740	18,066,162
Merchants Bancshares, Inc.	69,391	2,112,262
Monarch Financial Holdings, Inc.	245,746	4,519,269
National Commerce Corp. (I)	64,308	1,538,890
Northrim BanCorp, Inc.	52,551	1,355,816
Old Second Bancorp, Inc. (I)	307,637	2,202,681
Pacific Continental Corp.	310,578	5,174,229
Park Sterling Corp.	1,253,960	9,153,908
Peoples Bancorp, Inc.	158,385	3,403,694
QCR Holdings, Inc.	61,413	1,582,613
Regions Financial Corp.	905,762	8,496,048
Renasant Corp.	255,178	8,762,813
Sandy Spring Bancorp, Inc.	163,933	4,686,844
SBT Bancorp, Inc.	50,531	967,669
Shore Bancshares, Inc.	246,421	2,892,983
Southern First Bancshares, Inc. (I)	192,366	4,905,333
Southwest Bancorp, Inc.	251,318	4,033,654
State Bank Financial Corp.	152,894	3,192,427
Suffolk Bancorp	220,756	5,295,936
Sun Bancorp, Inc. (I)	202,076	4,342,613
SunTrust Banks, Inc.	550,633	22,983,421
SVB Financial Group (I)	174,125	18,157,755
Talmer Bancorp, Inc., Class A	769,513	14,928,552
The Community Financial Corp.	83,896	1,845,712
The PNC Financial Services Group, Inc.	228,615	20,067,825
TriCo Bancshares	368,185	9,911,540

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       13

Shares	Value
Financials (continued)
Banks (continued)
U.S. Bancorp	512,240	$21,867,526
Union Bankshares Corp.	350,061	9,245,111
Washington Trust Bancorp, Inc.	218,645	8,008,966
Wells Fargo & Company	432,472	21,614,951
Westbury Bancorp, Inc. (I)	131,497	2,656,239
Xenith Bankshares, Inc. (I)	411,450	3,192,850
Yadkin Financial Corp.	607,894	15,209,508
Zions Bancorporation	563,001	15,493,788
Thrifts and mortgage finance 7.8%
Anchor BanCorp Wisconsin, Inc. (I)	174,748	8,363,439
Bank Mutual Corp.	210,494	1,700,792
BSB Bancorp, Inc. (I)	234,047	5,563,297
Cheviot Financial Corp.	186,896	2,795,964
First Defiance Financial Corp.	188,459	7,459,207
HomeStreet, Inc. (I)	349,136	7,523,881
Provident Financial Holdings, Inc.	141,141	2,441,739
Provident Financial Services, Inc.	59,072	1,180,259
Southern Missouri Bancorp, Inc.	187,320	4,639,916
United Community Financial Corp.	1,031,536	6,127,324
United Financial Bancorp, Inc.	156,718	2,034,200
WSFS Financial Corp.	371,937	12,697,929
Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.5%	$3,802,500
(Cost $3,821,954)
Financials 0.5%	3,802,500
Banks 0.5%
Popular, Inc.	7.000	07-01-19	3,900,000	3,802,500
Shares	Value
Preferred securities 1.4%	$11,213,653
(Cost $10,722,778)
Financials 1.4%	11,213,653
Banks 0.4%
OFG Bancorp, Series C, 8.750%	2,184	1,870,187
SB Financial Group, Inc., 6.500%	124,900	1,405,125
Thrifts and mortgage finance 1.0%
Flagstar Bancorp, Inc., 5.000% (I)	2,500	3,303,788
Flagstar Bancorp, Inc., Series C, 9.000% (I)	3,507	4,634,553

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       14

			Shares	Value
Warrants 0.8%				$6,084,556
(Cost $5,226,649)
Financials 0.8%				6,084,556
Banks 0.8%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,691,260	169,126
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)			285,756	5,143,608
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)			34,349	771,822
	Yield*(%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$6,174,995
(Cost $6,174,995)
U.S. Government Agency 0.1%				841,995
Federal Home Loan Bank Discount Note	0.200	05-02-16	842,000	841,995
Repurchase agreement 0.7%				5,333,000
Barclays Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $5,224,122 on 5-2-16, collateralized by $5,300,700 U.S. Treasury Notes, 1.000% due 3-15-18 (valued at $5,328,703, including interest)			5,224,000	5,224,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $109,000 on 5-2-16, collateralized by $115,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $113,994, including interest)			109,000	109,000
Total investments (Cost $406,285,048)† 99.9%				$793,836,413
Other assets and liabilities, net 0.1%				$1,041,421
Total net assets 100.0%				$794,877,834

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security, refer to the Notes to financial statements.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $407,601,673. Net unrealized appreciation aggregated to $386,234,740, of which $390,000,837 related to appreciated investment securities and $3,766,097 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Unaffiliated investments, at value (Cost $404,830,788)	$790,308,378
Affiliated investments, at value (Cost $1,454,260)	3,528,035
Total investments, at value (Cost $406,285,048)	793,836,413
Cash	366
Receivable for fund shares sold	1,784,114
Dividends and interest receivable	491,754
Other receivables and prepaid expenses	49,201
Total assets	796,161,848
Liabilities
Payable for investments purchased	29,431
Payable for fund shares repurchased	813,658
Payable to affiliates
Accounting and legal services fees	9,182
Transfer agent fees	81,413
Distribution and service fees	249,376
Trustees' fees	853
Other liabilities and accrued expenses	100,101
Total liabilities	1,284,014
Net assets	$794,877,834
Net assets consist of
Paid-in capital	$393,780,928
Accumulated distributions in excess of net investment income	(32,743)
Accumulated net realized gain (loss) on investments	13,578,284
Net unrealized appreciation (depreciation) on investments	387,551,365
Net assets	$794,877,834

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($685,167,254 ÷ 36,081,421 shares)[1]	$18.99
Class B ($11,438,283 ÷ 633,094 shares)[1]	$18.07
Class C ($98,272,297 ÷ 5,429,734 shares)[1]	$18.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.99

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       16

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$7,784,189
Interest	165,394
Less foreign taxes withheld	(20,753)
Total investment income	7,928,830
Expenses
Investment management fees	3,030,583
Distribution and service fees	1,532,101
Accounting and legal services fees	72,463
Transfer agent fees	488,166
Trustees' fees	6,053
State registration fees	39,665
Printing and postage	40,724
Professional fees	33,663
Custodian fees	48,050
Registration and filing fees	9,688
Other	8,615
Total expenses	5,309,771
Less expense reductions	(28,224)
Net expenses	5,281,547
Net investment income	2,647,283
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	14,897,042
14,897,042
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(11,478,333)
Affiliated investments	56,716
(11,421,617)
Net realized and unrealized gain	3,475,425
Increase in net assets from operations	$6,122,708

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,647,283	$3,752,305
Net realized gain	14,897,042	32,962,545
Change in net unrealized appreciation (depreciation)	(11,421,617)	15,023,334
Increase in net assets resulting from operations	6,122,708	51,738,184
Distributions to shareholders
From net investment income
Class A	(2,777,052)	(3,675,892)
Class B	(9,631)	(245)
Class C	(74,149)	(1,007)
From net realized gain
Class A	(27,723,959)	(44,960,831)
Class B	(547,639)	(1,099,593)
Class C	(3,979,902)	(4,521,825)
Total distributions	(35,112,332)	(54,259,393)
From fund share transactions	37,928,927	44,326,701
Total increase	8,939,303	41,805,492
Net assets
Beginning of period	785,938,531	744,133,039
End of period	$794,877,834	$785,938,531
Undistributed (accumulated distributions in excess of) net investment income	($32,743)	$180,806

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$19.55		$19.58	$18.36	$14.70	$12.56	$13.95
Net investment income[2]	0.07		0.11	0.09	0.09	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.22		1.27	2.39	4.37	2.92	(0.27)
Total from investment operations	0.29		1.38	2.48	4.46	2.99	(0.21)
Less distributions
From net investment income	(0.08)		(0.11)	(0.08)	(0.09)	(0.07)	(0.05)
From net realized gain	(0.77)		(1.30)	(1.18)	(0.71)	(0.78)	(1.13)
Total distributions	(0.85)		(1.41)	(1.26)	(0.80)	(0.85)	(1.18)
Net asset value, end of period	$18.99		$19.55	$19.58	$18.36	$14.70	$12.56
Total return (%)[3,4]	1.48	[5]	7.66	14.14	31.99	25.62	(2.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$685		$684	$663	$632	$547	$457
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27	[6]	1.27	1.29	1.33	1.38	1.36
Expenses including reductions	1.27	[6]	1.26	1.28	1.32	1.38	1.36
Net investment income	0.78	[6]	0.58	0.48	0.57	0.52	0.40
Portfolio turnover (%)	5		13	16	12	11	16

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       19

Class B Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.64		$18.75	$17.68	$14.21	$12.18	$13.62
Net investment income (loss)[2]	0.01		(0.02)	(0.04)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.20		1.21	2.29	4.21	2.84	(0.26)
Total from investment operations	0.21		1.19	2.25	4.19	2.81	(0.30)
Less distributions
From net investment income	(0.01)		— [3]	—	(0.01)	— [3]	(0.01)
From net realized gain	(0.77)		(1.30)	(1.18)	(0.71)	(0.78)	(1.13)
Total distributions	(0.78)		(1.30)	(1.18)	(0.72)	(0.78)	(1.14)
Net asset value, end of period	$18.07		$18.64	$18.75	$17.68	$14.21	$12.18
Total return (%)[4,5]	1.14	[6]	6.94	13.30	31.05	24.85	(3.16)
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$14	$16	$19	$18	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.97	[7]	1.97	1.98	2.03	2.08	2.06
Expenses including reductions	1.97	[7]	1.96	1.98	2.02	2.08	2.06
Net investment income (loss)	0.10	[7]	(0.11)	(0.21)	(0.12)	(0.19)	(0.30)
Portfolio turnover (%)	5		13	16	12	11	16

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       20

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$18.67		$18.78	$17.70	$14.23	$12.20	$13.63
Net investment income (loss)[2]	0.01		(0.02)	(0.04)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.20		1.21	2.30	4.21	2.84	(0.25)
Total from investment operations	0.21		1.19	2.26	4.19	2.81	(0.29)
Less distributions
From net investment income	(0.01)		— [3]	—	(0.01)	— [3]	(0.01)
From net realized gain	(0.77)		(1.30)	(1.18)	(0.71)	(0.78)	(1.13)
Total distributions	(0.78)		(1.30)	(1.18)	(0.72)	(0.78)	(1.14)
Net asset value, end of period	$18.10		$18.67	$18.78	$17.70	$14.23	$12.20
Total return (%)[4,5]	1.14	[6]	6.93	13.35	31.00	24.81	(3.07)
Ratios and supplemental data
Net assets, end of period (in millions)	$98		$88	$65	$51	$30	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.98	[7]	1.97	1.99	2.02	2.08	2.06
Expenses including reductions	1.97	[7]	1.97	1.98	2.02	2.08	2.06
Net investment income (loss)	0.07	[7]	(0.13)	(0.22)	(0.15)	(0.19)	(0.30)
Portfolio turnover (%)	5		13	16	12	11	16

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       22

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$704,032,762	$704,032,762	—	—
Thrifts and mortgage finance	62,527,947	62,527,947	—	—
Corporate bonds	3,802,500	—	$3,802,500	—
Preferred securities
Banks	3,275,312	1,405,125	1,870,187	—
Thrifts and mortgage finance	7,938,341	—	7,938,341	—
Warrants	6,084,556	6,084,556	—	—
Short-term investments	6,174,995	—	6,174,995	—
Total investments in securities	$793,836,413	$774,050,390	$19,786,023	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       23

for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $1,057. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       24

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund's average daily net assets; (b) 0.750% of the next $500 million of the fund's average daily net assets; (c) 0.735% of the next $1 billion of the fund's average daily net assets; and (d) 0.725% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

For the six months ended April 30, 2016, the expense reductions amounted to the following:

Class	Expense reduction
Class A	$24,379
Class B	446
Class C	3,399
Total	$28,224

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.77% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $730,569 for the six months ended April 30, 2016. Of this amount, $118,306 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $604,964 was paid as sales commissions to broker-dealers and $7,299 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

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Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $1,080, $4,452 and $21,038 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,004,109	$421,575
Class B	61,325	7,706
Class C	466,667	58,885
Total	$1,532,101	$488,166

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,214,247	$79,984,200	8,183,225	$157,137,332
Distributions reinvested	1,403,941	27,080,046	2,411,648	43,213,568
Repurchased	(4,539,406)	(81,353,695)	(9,453,855)	(176,864,546)
Net increase	1,078,782	$25,710,551	1,141,018	$23,486,354
Class B shares
Sold	14,674	$258,557	21,113	$384,626
Distributions reinvested	27,592	508,427	58,400	996,879
Repurchased	(153,219)	(2,681,251)	(209,779)	(3,778,053)
Net decrease	(110,953)	($1,914,267)	(130,266)	($2,396,548)

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       26

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,140,496	$20,937,498	1,702,888	$31,471,383
Distributions reinvested	163,468	3,016,802	198,379	3,392,275
Repurchased	(580,981)	(9,821,657)	(646,430)	(11,626,763)
Net increase	722,983	$14,132,643	1,254,837	$23,236,895
Total net increase	1,690,812	$37,928,927	2,265,589	$44,326,701

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $ $37,595,589 and $ $35,816,777, respectively, for the six months ended April 30, 2016.

Note 7 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates and regulatory and market impacts.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended April 30, 2016, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Anchor Bancorp, Inc.
Purchased: none Sold: none	145,426	145,426	—	—	$3,528,035

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       27

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK REGIONAL BANK FUND       28

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292067	01SA 4/16 6/16

John Hancock

Small Cap Equity Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can help make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Equity Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
27	Financial statements
30	Financial highlights
35	Notes to financial statements
41	Shareholder meeting
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       1

Portfolio summary

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

SECTOR COMPOSITION AS OF 4/30/16 (%)

A note about risks

The stock prices of small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       2

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Masonite International Corp.	1.9
Marketo, Inc.	1.8
Knoll, Inc.	1.8
MB Financial, Inc.	1.7
Teledyne Technologies, Inc.	1.6
Apogee Enterprises, Inc.	1.6
Guidewire Software, Inc.	1.6
The Ensign Group, Inc.	1.6
RingCentral, Inc., Class A	1.5
RBC Bearings, Inc.	1.4
TOTAL	16.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$943.70	$6.43	1.33%
Class B	1,000.00	940.60	9.84	2.04%
Class C	1,000.00	940.30	9.79	2.03%
Class I	1,000.00	945.10	4.93	1.02%
Class R6	1,000.00	945.60	4.40	0.91%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       4

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 4-30-2016	Expenses paid during period ended 4-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.20	$6.67	1.33%
Class B	1,000.00	1,014.70	10.22	2.04%
Class C	1,000.00	1,014.80	10.17	2.03%
Class I	1,000.00	1,019.80	5.12	1.02%
Class R6	1,000.00	1,020.30	4.57	0.91%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       5

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 97.4%		$325,709,088
(Cost $327,452,305)
Consumer discretionary 15.4%		51,527,261
Auto components 0.2%
Cooper Tire & Rubber Company	3,800	131,252
Cooper-Standard Holding, Inc. (I)	1,000	77,110
Dana Holding Corp.	19,358	250,299
Fox Factory Holding Corp. (I)	6,800	117,708
Modine Manufacturing Company (I)	2,300	24,863
Shiloh Industries, Inc. (I)	1,000	6,450
Spartan Motors, Inc.	800	3,888
Standard Motor Products, Inc.	1,100	39,061
Automobiles 0.0%
Winnebago Industries, Inc.	2,500	54,100
Distributors 1.2%
Pool Corp.	47,380	4,141,486
Diversified consumer services 0.8%
American Public Education, Inc. (I)	3,000	69,480
Bridgepoint Education, Inc. (I)	4,500	42,930
Career Education Corp. (I)	5,900	31,506
Graham Holdings Company, Class B	753	358,835
Grand Canyon Education, Inc. (I)	26,885	1,175,681
K12, Inc. (I)	5,600	68,824
Regis Corp. (I)	24,100	329,447
Sotheby's	10,140	276,214
Strayer Education, Inc. (I)	6,218	308,662
Universal Technical Institute, Inc.	3,800	15,010
Hotels, restaurants and leisure 3.6%
BJ's Restaurants, Inc. (I)	9,990	445,554
Boyd Gaming Corp. (I)	25,900	482,776
Brinker International, Inc.	7,389	342,258
Chuy's Holdings, Inc. (I)	27,062	826,473
Cracker Barrel Old Country Store, Inc.	4,266	624,585
Dave & Buster's Entertainment, Inc. (I)	70,868	2,742,592
Del Frisco's Restaurant Group, Inc. (I)	5,361	85,401
International Game Technology PLC	29,773	516,264
International Speedway Corp., Class A	1,900	63,631
Intrawest Resorts Holdings, Inc. (I)	4,300	37,152
J Alexander's Holdings, Inc. (I)	3,506	36,112
Kona Grill, Inc. (I)	1,400	18,648
Luby's, Inc. (I)	8	40
Marriott Vacations Worldwide Corp.	4,748	297,415

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       6

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Panera Bread Company, Class A (I)	3,089	$662,560
Papa John's International, Inc.	5,000	282,950
Red Robin Gourmet Burgers, Inc. (I)	2,334	151,383
Sonic Corp.	102,374	3,518,594
Speedway Motorsports, Inc.	1,897	33,235
The Wendy's Company	27,500	298,650
Vail Resorts, Inc.	5,054	655,201
Household durables 1.9%
Beazer Homes USA, Inc. (I)	14,000	115,080
Cavco Industries, Inc. (I)	27,119	2,378,065
Century Communities, Inc. (I)	2,200	37,928
Ethan Allen Interiors, Inc.	2,100	71,484
Harman International Industries, Inc.	7,160	549,602
Helen of Troy, Ltd. (I)	10,632	1,058,203
Hooker Furniture Corp.	957	23,734
La-Z-Boy, Inc.	10,100	261,287
NACCO Industries, Inc., Class A	400	23,808
PulteGroup, Inc.	25,600	470,784
The New Home Company, Inc. (I)	4,688	52,177
Toll Brothers, Inc. (I)	21,600	589,680
TopBuild, Corp. (I)	2,100	65,562
TRI Pointe Group, Inc. (I)	18,500	214,600
Tupperware Brands Corp.	6,400	371,648
UCP, Inc., Class A (I)	400	3,096
ZAGG, Inc. (I)	2,300	18,423
Internet and catalog retail 0.3%
1-800-Flowers.com, Inc., Class A (I)	2,800	21,980
FTD Companies, Inc. (I)	4,907	136,464
Liberty Ventures, Series A (I)	21,125	845,000
Leisure products 0.3%
Arctic Cat, Inc.	6,900	114,747
Callaway Golf Company	7,900	73,786
Malibu Boats, Inc., Class A (I)	5,000	88,000
Polaris Industries, Inc.	6,700	655,796
Media 0.9%
AH Belo Corp., Class A	500	2,465
Entercom Communications Corp., Class A (I)	2,171	24,619
Gannett Company, Inc.	19,211	323,705
John Wiley & Sons, Inc., Class A	8,544	423,697
Meredith Corp.	5,517	283,077
New Media Investment Group, Inc.	4,700	75,435
Nexstar Broadcasting Group, Inc., Class A	6,900	354,177

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       7

	Shares	Value
Consumer discretionary (continued)
Media (continued)
Reading International, Inc., Class A (I)	1,350	$17,510
Salem Media Group, Inc.	3,429	26,643
TEGNA, Inc.	21,100	492,896
The EW Scripps Company, Class A (I)	19,945	302,765
The New York Times Company, Class A	19,000	243,580
Time, Inc.	14,600	214,620
Townsquare Media Inc., Class A (I)	2,297	24,509
Multiline retail 0.5%
Dillard's, Inc., Class A	22,318	1,572,303
Tuesday Morning Corp. (I)	5,800	50,344
Specialty retail 4.7%
American Eagle Outfitters, Inc.	32,497	465,032
AutoNation, Inc. (I)	11,700	592,605
Big 5 Sporting Goods Corp.	4,598	55,590
Build-A-Bear Workshop, Inc. (I)	43,980	579,217
Burlington Stores, Inc. (I)	15,529	884,687
Caleres, Inc.	6,553	165,201
Christopher & Banks Corp. (I)	8,100	21,060
Destination Maternity Corp.	2,800	19,516
DSW, Inc., Class A	42,900	1,054,053
Express, Inc. (I)	15,600	283,608
Five Below, Inc. (I)	15,300	638,010
Genesco, Inc. (I)	3,468	239,916
GNC Holdings, Inc., Class A	23,900	582,204
Guess?, Inc.	10,317	189,317
Hibbett Sports, Inc. (I)	17,875	645,288
Monro Muffler Brake, Inc.	68,413	4,735,548
Murphy USA, Inc. (I)	8,861	508,799
Penske Automotive Group, Inc.	7,600	297,388
Pier 1 Imports, Inc.	104,321	718,772
Rent-A-Center, Inc.	5,593	82,217
Sally Beauty Holdings, Inc. (I)	17,912	562,437
Sears Hometown and Outlet Stores, Inc. (I)	2,501	16,932
Staples, Inc.	92,151	939,940
Tailored Brands, Inc.	29,202	508,699
The Finish Line, Inc., Class A	4,900	96,775
The Michaels Companies, Inc. (I)	15,720	446,920
Tilly's, Inc., Class A (I)	1,100	6,919
Vitamin Shoppe, Inc. (I)	14,913	408,169
Textiles, apparel and luxury goods 1.0%
Columbia Sportswear Company	9,444	553,135
Culp, Inc.	2,115	55,498

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       8

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
Deckers Outdoor Corp. (I)	2,611	$150,942
Fossil Group, Inc. (I)	12,200	494,100
G-III Apparel Group, Ltd. (I)	4,800	217,200
Kate Spade & Company (I)	30,686	789,551
Movado Group, Inc.	11,400	321,594
Oxford Industries, Inc.	4,000	265,680
Rocky Brands, Inc.	615	7,411
Tumi Holdings, Inc. (I)	16,600	442,888
Vera Bradley, Inc. (I)	2,600	45,604
Wolverine World Wide, Inc.	6,400	121,280
Consumer staples 1.1%		3,786,843
Beverages 0.1%
Craft Brew Alliance, Inc. (I)	700	5,964
The Boston Beer Company, Inc., Class A (I)	1,800	280,944
Food and staples retailing 0.2%
PriceSmart, Inc.	5,100	441,354
Smart & Final Stores, Inc. (I)	12,800	203,776
The Andersons, Inc.	3,100	103,881
Village Super Market, Inc., Class A	1,942	47,385
Weis Markets, Inc.	1,740	79,205
Food products 0.8%
Darling Ingredients, Inc. (I)	11,300	163,737
Dean Foods Company	9,300	160,239
Pinnacle Foods, Inc.	9,795	417,169
Post Holdings, Inc. (I)	10,124	727,308
Sanderson Farms, Inc.	3,200	293,568
Snyder's-Lance, Inc.	7,100	226,987
TreeHouse Foods, Inc. (I)	6,623	585,473
Personal products 0.0%
Natural Alternatives International, Inc. (I)	1,588	16,690
Tobacco 0.0%
Alliance One International, Inc. (I)	1,300	33,163
Energy 7.1%		23,525,309
Energy equipment and services 3.3%
Dawson Geophysical Company (I)	2,105	10,820
Diamond Offshore Drilling, Inc.	24,194	586,946
Dril-Quip, Inc. (I)	19,634	1,272,676
Forum Energy Technologies, Inc. (I)	51,217	857,373
Geospace Technologies Corp. (I)	42,677	698,196
Helix Energy Solutions Group, Inc. (I)	41,483	357,998
Helmerich & Payne, Inc.	5,374	355,329

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       9

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Independence Contract Drilling, Inc. (I)	56,898	$226,454
Matrix Service Company (I)	4,028	75,888
McDermott International, Inc. (I)	54,234	246,222
Mitcham Industries, Inc. (I)	1,171	4,356
Nabors Industries, Ltd.	43,541	426,702
Natural Gas Services Group, Inc. (I)	2,200	50,578
Newpark Resources, Inc. (I)	125,000	583,750
Noble Corp. PLC	41,483	465,854
Oceaneering International, Inc.	15,106	553,635
Oil States International, Inc. (I)	33,092	1,146,307
Parker Drilling Company (I)	17,996	55,068
PHI, Inc. (I)	250	5,605
Pioneer Energy Services Corp. (I)	8,124	25,266
Precision Drilling Corp.	78,934	410,457
RPC, Inc.	107,653	1,627,713
Superior Energy Services, Inc.	39,111	659,411
Tesco Corp.	7,142	67,563
Unit Corp. (I)	7,694	97,406
Oil, gas and consumable fuels 3.8%
Approach Resources, Inc. (I)	10,446	30,607
CONSOL Energy, Inc.	52,290	786,965
Contango Oil & Gas Company (I)	3,273	41,174
Dorian LPG, Ltd. (I)	11,280	114,605
Eclipse Resources Corp. (I)	38,947	94,641
Energen Corp.	7,318	310,942
EP Energy Corp., Class A (I)	26,202	128,652
HollyFrontier Corp.	38,724	1,378,574
Kosmos Energy, Ltd. (I)	72,373	468,977
Matador Resources Company (I)	36,717	791,251
Newfield Exploration Company (I)	18,744	679,470
Panhandle Oil and Gas, Inc., Class A	3,808	71,933
Par Pacific Holdings, Inc. (I)	9,583	183,131
Parsley Energy, Inc., Class A (I)	38,126	892,911
PBF Energy, Inc., Class A	16,963	545,869
QEP Resources, Inc.	48,414	868,063
RSP Permian, Inc. (I)	38,869	1,189,780
Scorpio Tankers, Inc.	22,600	141,472
Southwestern Energy Company (I)	95,477	1,282,256
Targa Resources Corp.	38,472	1,556,577
Western Refining, Inc.	23,759	635,791
WPX Energy, Inc. (I)	48,043	464,095

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       10

	Shares	Value
Financials 23.1%		$77,339,581
Banks 12.0%
Associated Banc-Corp.	14,200	259,008
Banc of California, Inc.	8,807	179,222
BancFirst Corp.	2,790	174,012
BancorpSouth, Inc.	20,478	481,028
Bank of Commerce Holdings	3,052	19,167
Bank of the Ozarks, Inc.	18,886	779,992
BankUnited, Inc.	21,802	752,169
Banner Corp.	6,833	292,316
BBCN Bancorp, Inc.	11,792	184,191
Berkshire Hills Bancorp, Inc.	4,286	116,322
Blue Hills Bancorp, Inc.	8,700	126,846
BNC Bancorp	4,029	90,088
BOK Financial Corp.	8,874	534,037
Boston Private Financial Holdings, Inc.	9,710	118,656
Brookline Bancorp, Inc.	9,628	109,567
Bryn Mawr Bank Corp.	2,700	76,734
Camden National Corp.	2,170	94,417
Capital Bank Financial Corp., Class A	5,738	173,460
Cardinal Financial Corp.	4,012	88,786
Cascade Bancorp (I)	2,448	14,810
CenterState Banks, Inc.	3,200	52,128
Central Pacific Financial Corp.	5,471	127,693
Chemical Financial Corp.	5,973	229,722
Citizens & Northern Corp.	600	12,114
City Holding Company	2,615	128,449
CoBiz Financial, Inc.	3,924	47,520
Columbia Banking System, Inc.	10,141	299,058
Community Bank Systems, Inc.	7,218	285,616
Community Trust Bancorp, Inc.	2,602	93,334
ConnectOne Bancorp, Inc.	1,500	25,815
CU Bancorp (I)	1,600	36,864
Customers Bancorp, Inc. (I)	5,361	139,279
East West Bancorp, Inc.	19,409	727,643
Enterprise Financial Services Corp.	1,300	35,581
Farmers National Banc Corp.	6,173	57,409
FCB Financial Holdings, Inc., Class A (I)	7,742	270,583
Fidelity Southern Corp.	4,000	64,640
Financial Institutions, Inc.	1,274	35,672
First BanCorp (I)	24,300	94,770
First Bancorp North Carolina	626	12,770
First Busey Corp.	4,546	92,920
First Community Bancshares, Inc.	1,997	41,558
First Connecticut Bancorp, Inc.	14,600	251,558

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       11

	Shares	Value
Financials (continued)
Banks (continued)
First Financial Bancorp	10,200	$198,900
First Interstate BancSystem, Inc., Class A	3,489	94,552
Flushing Financial Corp.	3,972	79,241
Fulton Financial Corp.	27,990	391,580
Glacier Bancorp, Inc.	171,494	4,439,980
Great Southern Bancorp, Inc.	2,034	77,007
Great Western Bancorp, Inc.	20,652	650,951
Guaranty Bancorp	4,862	79,834
Hancock Holding Company	13,148	341,454
Hanmi Financial Corp.	5,510	127,391
Heartland Financial USA, Inc.	4,083	136,821
Heritage Commerce Corp.	5,421	56,595
Heritage Financial Corp.	2,820	52,029
Heritage Oaks Bancorp	7,955	66,424
Hilltop Holdings, Inc. (I)	14,700	291,942
HomeTrust Bancshares, Inc. (I)	3,564	66,112
Horizon Bancorp	1,000	24,400
IBERIABANK Corp.	11,400	672,486
Independent Bank Corp.	3,117	146,593
Independent Bank Group, Inc.	1,244	45,530
International Bancshares Corp.	4,186	109,631
Investors Bancorp, Inc.	57,685	666,262
Lakeland Bancorp, Inc.	1,300	14,417
LegacyTexas Financial Group, Inc.	5,830	143,768
Macatawa Bank Corp.	6,700	45,627
MB Financial, Inc.	160,976	5,595,526
MBT Financial Corp. (I)	4,174	36,731
Mercantile Bank Corp.	2,600	62,712
National Bank Holdings Corp., Class A	4,781	95,572
NBT Bancorp, Inc.	3,712	105,198
OFG Bancorp	6,078	53,669
Old National Bancorp	19,368	259,531
Opus Bank	6,543	236,333
Pacific Continental Corp.	2,176	36,252
Pacific Mercantile Bancorp (I)	4,301	32,301
PacWest Bancorp	22,637	905,027
Park Sterling Corp.	8,913	65,065
Peapack Gladstone Financial Corp.	1,500	28,710
People's United Financial, Inc.	49,705	770,428
Peoples Bancorp, Inc.	1,636	35,158
Pinnacle Financial Partners, Inc.	12,136	596,727
Popular, Inc.	17,500	520,100
Preferred Bank	1,956	62,123

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       12

	Shares	Value
Financials (continued)
Banks (continued)
PrivateBancorp, Inc.	42,800	$1,780,908
Prosperity Bancshares, Inc.	11,405	601,842
Renasant Corp.	102,889	3,533,208
Republic Bancorp, Inc., Class A	6,900	188,439
S&T Bancorp, Inc.	2,100	53,907
Sandy Spring Bancorp, Inc.	700	20,013
Seacoast Banking Corp. of Florida (I)	6,946	112,664
Shore Bancshares, Inc.	200	2,348
Sierra Bancorp	1,519	26,750
Simmons First National Corp., Class A	2,900	135,430
South State Corp.	4,220	295,316
Southern National Bancorp of Virginia, Inc.	400	4,920
Southside Bancshares, Inc.	5,097	148,883
Southwest Bancorp, Inc.	1,700	27,285
State Bank Financial Corp.	7,168	149,668
Sterling Bancorp	20,889	341,326
Stonegate Bank	2,359	74,309
Synovus Financial Corp.	26,404	822,749
TCF Financial Corp.	28,867	393,746
Texas Capital Bancshares, Inc. (I)	19,050	872,871
The Bancorp, Inc. (I)	2,100	11,907
Tompkins Financial Corp.	3,116	203,599
TriCo Bancshares	4,211	113,360
TriState Capital Holdings, Inc. (I)	8,600	114,896
Trustmark Corp.	10,900	267,159
Umpqua Holdings Corp.	35,543	562,646
Union Bankshares Corp.	4,764	125,817
United Community Banks, Inc.	12,048	242,526
Univest Corp. of Pennsylvania	900	17,766
Washington Trust Bancorp, Inc.	1,883	68,974
Webster Financial Corp.	18,887	692,020
WesBanco, Inc.	4,292	137,902
Western Alliance Bancorp (I)	14,800	541,384
Wintrust Financial Corp.	7,309	380,214
Zions Bancorporation	32,042	881,796
Capital markets 2.0%
Artisan Partners Asset Management, Inc., Class A	11,390	368,011
E*TRADE Financial Corp. (I)	35,147	885,001
Evercore Partners, Inc., Class A	12,707	656,189
Greenhill & Company, Inc.	11,999	264,218
Janus Capital Group, Inc.	53,405	779,713
KCG Holdings, Inc., Class A (I)	16,307	223,406
Ladenburg Thalmann Financial Services, Inc. (I)	7,705	20,649

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       13

	Shares	Value
Financials (continued)
Capital markets (continued)
Legg Mason, Inc.	16,995	$545,709
Oppenheimer Holdings, Inc., Class A	600	9,168
Pzena Investment Management, Inc., Class A	5,901	53,463
Stifel Financial Corp. (I)	27,856	916,741
Virtu Financial, Inc., Class A	87,924	1,833,215
Consumer finance 0.8%
Consumer Portfolio Services, Inc. (I)	5,992	23,728
Encore Capital Group, Inc. (I)	26,437	744,202
Green Dot Corp., Class A (I)	8,986	199,759
Navient Corp.	48,600	664,362
Nelnet, Inc., Class A	2,890	121,120
Regional Management Corp. (I)	3,038	50,188
Santander Consumer USA Holdings, Inc. (I)	47,600	626,892
SLM Corp. (I)	62,300	421,771
Diversified financial services 0.5%
GAIN Capital Holdings, Inc.	17,000	116,450
MarketAxess Holdings, Inc.	11,551	1,418,001
NewStar Financial, Inc. (I)	1,100	10,582
PICO Holdings, Inc. (I)	3,501	34,765
Tiptree Financial, Inc.	8,369	46,281
Insurance 3.8%
Allied World Assurance Company Holdings AG	8,155	290,155
Ambac Financial Group, Inc. (I)	8,754	142,077
American Financial Group, Inc.	7,800	539,058
American National Insurance Company	580	67,350
Aspen Insurance Holdings, Ltd.	19,253	892,377
Assurant, Inc.	9,451	799,271
Assured Guaranty, Ltd.	17,290	447,292
Atlas Financial Holdings, Inc. (I)	2,400	42,168
Axis Capital Holdings, Ltd.	25,770	1,372,768
CNO Financial Group, Inc.	39,897	732,908
Donegal Group, Inc., Class A	2,337	35,779
Employers Holdings, Inc.	6,132	182,120
Endurance Specialty Holdings, Ltd.	8,612	550,996
Enstar Group, Ltd. (I)	3,750	594,150
Greenlight Capital Re, Ltd., Class A (I)	5,100	109,803
Hallmark Financial Services, Inc. (I)	1,970	22,241
Heritage Insurance Holdings, Inc.	31,892	423,845
Horace Mann Educators Corp.	6,800	211,480
Maiden Holdings, Ltd.	10,508	128,513
Old Republic International Corp.	42,180	779,908
OneBeacon Insurance Group, Ltd., Class A	5,187	64,319

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       14

	Shares	Value
Financials (continued)
Insurance (continued)
Primerica, Inc.	9,445	$468,094
ProAssurance Corp.	2,538	121,139
Reinsurance Group of America, Inc.	10,181	969,435
RenaissanceRe Holdings, Ltd.	5,822	645,718
Safety Insurance Group, Inc.	2,523	142,827
State Auto Financial Corp.	5,098	104,560
State National Companies, Inc.	2,467	27,828
The Hanover Insurance Group, Inc.	14,803	1,269,505
United Insurance Holdings Corp.	4,250	69,318
Validus Holdings, Ltd.	12,913	595,160
Real estate investment trusts 2.3%
Anworth Mortgage Asset Corp.	36,400	171,808
Cousins Properties, Inc.	68,967	713,808
CubeSmart	26,861	795,354
Hatteras Financial Corp.	29,025	461,207
QTS Realty Trust, Inc., Class A	62,238	3,013,564
STAG Industrial, Inc.	14,000	279,440
Sun Communities, Inc.	10,398	705,712
Sunstone Hotel Investors, Inc.	24,912	319,123
The GEO Group, Inc.	17,027	545,375
Two Harbors Investment Corp.	68,900	539,487
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	7,635	291,962
AV Homes, Inc. (I)	2,842	32,683
Forestar Group, Inc. (I)	6,463	87,251
Jones Lang LaSalle, Inc.	4,451	512,622
Kennedy-Wilson Holdings, Inc.	17,900	386,819
RE/MAX Holdings, Inc., Class A	3,969	146,059
Tejon Ranch Company (I)	1,300	29,276
The St. Joe Company (I)	6,217	104,756
Thrifts and mortgage finance 1.2%
Bank Mutual Corp.	4,900	39,592
Beneficial Bancorp, Inc. (I)	31,567	438,466
Capitol Federal Financial, Inc.	12,275	163,135
Charter Financial Corp.	2,300	28,819
Clifton Bancorp, Inc.	4,728	70,353
Dime Community Bancshares, Inc.	4,900	88,739
First Financial Northwest, Inc.	400	5,456
Flagstar Bancorp, Inc. (I)	22,500	532,575
HomeStreet, Inc. (I)	26,325	567,304
Kearny Financial Corp.	36,800	464,416
Meridian Bancorp, Inc.	18,597	271,888

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       15

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Meta Financial Group, Inc.	1,814	$90,011
NMI Holdings, Inc., Class A (I)	13,738	86,412
Northfield Bancorp, Inc.	8,978	142,391
Oritani Financial Corp.	7,721	133,805
PHH Corp. (I)	7,806	100,151
SI Financial Group, Inc.	1,982	27,589
TrustCo Bank Corp.	4,800	30,768
United Community Financial Corp.	10,700	63,558
United Financial Bancorp, Inc.	12,600	163,548
Washington Federal, Inc.	12,700	308,483
Waterstone Financial, Inc.	5,516	77,334
WSFS Financial Corp.	4,100	139,974
Health care 8.9%		29,851,241
Biotechnology 1.1%
AMAG Pharmaceuticals, Inc. (I)	1,400	37,128
Amicus Therapeutics, Inc. (I)	104,673	781,907
DBV Technologies SA, ADR (I)	3,800	129,086
Dynavax Technologies Corp. (I)	38,074	624,794
Emergent BioSolutions, Inc. (I)	4,200	161,784
Heron Therapeutics, Inc. (I)	900	19,296
Inotek Pharmaceuticals Corp. (I)	10,900	106,820
Keryx Biopharmaceuticals, Inc. (I)	5,300	28,832
MiMedx Group, Inc. (I)	116,575	877,810
Neurocrine Biosciences, Inc. (I)	18,583	847,013
Ophthotech Corp. (I)	3,110	145,361
PDL BioPharma, Inc.	5,100	19,227
PTC Therapeutics, Inc. (I)	1,200	8,904
Retrophin, Inc. (I)	4,400	60,632
Venaxis, Inc. (I)	100	309
Health care equipment and supplies 2.4%
ABIOMED, Inc. (I)	900	87,426
Align Technology, Inc. (I)	1,800	129,942
Analogic Corp.	1,400	110,586
AngioDynamics, Inc. (I)	600	7,350
Electromed, Inc. (I)	1,200	5,508
Endologix, Inc. (I)	6,100	68,381
Exactech, Inc. (I)	900	20,466
Globus Medical, Inc., Class A (I)	69,775	1,747,166
Haemonetics Corp. (I)	1,100	35,673
Halyard Health, Inc. (I)	1,300	36,608
Hill-Rom Holdings, Inc.	2,100	101,535
ICU Medical, Inc. (I)	11,985	1,190,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       16

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Merit Medical Systems, Inc. (I)	1,000	$20,250
Natus Medical, Inc. (I)	29,258	932,452
OraSure Technologies, Inc. (I)	1,500	10,770
RTI Surgical, Inc. (I)	1,500	5,985
Vascular Solutions, Inc. (I)	44,874	1,568,346
West Pharmaceutical Services, Inc.	1,600	113,920
Wright Medical Group NV (I)	109,307	2,052,785
Health care providers and services 2.9%
Acadia Healthcare Company, Inc. (I)	2,300	145,337
Air Methods Corp. (I)	86,473	3,197,772
Almost Family, Inc. (I)	400	16,804
Amsurg Corp. (I)	1,000	80,980
Brookdale Senior Living, Inc. (I)	5,800	107,068
Community Health Systems, Inc. (I)	1,200	22,896
Five Star Quality Care, Inc. (I)	800	1,952
Healthways, Inc. (I)	3,900	45,435
InfuSystems Holdings, Inc. (I)	800	2,880
LHC Group, Inc. (I)	900	36,306
LifePoint Health, Inc. (I)	1,200	81,072
Molina Healthcare, Inc. (I)	1,200	62,112
National HealthCare Corp.	1,756	113,174
Owens & Minor, Inc.	1,300	47,307
Select Medical Holdings Corp. (I)	3,000	40,140
Team Health Holdings, Inc. (I)	4,100	171,503
The Ensign Group, Inc.	232,970	5,255,803
The Providence Service Corp. (I)	2,689	134,020
Universal American Corp.	3,600	26,784
Health care technology 1.3%
HealthStream, Inc. (I)	176,018	3,981,527
HMS Holdings Corp. (I)	6,600	111,474
Medidata Solutions, Inc. (I)	2,700	117,801
Omnicell, Inc. (I)	1,700	54,162
Life sciences tools and services 0.6%
Bio-Techne Corp.	1,000	93,180
Bruker Corp. (I)	3,100	87,730
Cambrex Corp. (I)	37,118	1,790,572
Harvard Bioscience, Inc. (I)	3,499	10,392
Luminex Corp. (I)	1,200	24,120
Pharmaceuticals 0.6%
Amphastar Pharmaceuticals, Inc. (I)	1,400	17,220
Catalent, Inc. (I)	5,000	147,650
Corcept Therapeutics, Inc. (I)	5,200	24,804

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       17

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Egalet Corp. (I)	2,400	$16,368
Horizon Pharma PLC (I)	1,200	18,444
Impax Laboratories, Inc. (I)	42,742	1,425,446
Lannett Company, Inc. (I)	2,300	44,114
Phibro Animal Health Corp., Class A	7,400	153,476
Sucampo Pharmaceuticals, Inc., Class A (I)	1,500	16,170
Supernus Pharmaceuticals, Inc. (I)	1,900	32,604
Industrials 19.6%		65,632,051
Aerospace and defense 2.9%
AAR Corp.	15,010	360,840
Aerovironment, Inc. (I)	2,400	69,312
American Science & Engineering, Inc.	900	25,785
CPI Aerostructures, Inc. (I)	1,309	9,032
Cubic Corp.	5,300	220,321
DigitalGlobe, Inc. (I)	8,600	190,576
Esterline Technologies Corp. (I)	1,700	116,722
HEICO Corp.	8,900	545,659
KLX, Inc. (I)	3,800	128,136
LMI Aerospace, Inc. (I)	368	3,235
Teledyne Technologies, Inc. (I)	57,836	5,375,856
Triumph Group, Inc.	71,200	2,576,016
Vectrus, Inc. (I)	300	6,468
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (I)	2,400	33,816
Echo Global Logistics, Inc. (I)	1,900	44,403
Forward Air Corp.	4,300	195,994
Hub Group, Inc., Class A (I)	5,075	195,489
Park-Ohio Holdings Corp.	2,875	73,169
Radiant Logistics, Inc. (I)	10,300	40,582
XPO Logistics, Inc. (I)	11,700	352,638
Airlines 0.5%
Copa Holdings SA, Class A	7,507	478,571
JetBlue Airways Corp. (I)	47,400	938,046
Spirit Airlines, Inc. (I)	9,300	408,549
Building products 3.8%
Alpha Pro Tech, Ltd. (I)	1,400	2,819
Apogee Enterprises, Inc.	129,162	5,352,473
Masonite International Corp. (I)	93,387	6,318,564
Quanex Building Products Corp.	3,500	65,940
Simpson Manufacturing Company, Inc.	2,600	97,760
Trex Company, Inc. (I)	16,563	785,914

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       18

	Shares	Value
Industrials (continued)
Commercial services and supplies 3.2%
ABM Industries, Inc.	4,100	$131,897
ACCO Brands Corp. (I)	6,000	57,240
Brady Corp., Class A	8,437	223,496
CECO Environmental Corp.	2,500	16,500
Covanta Holding Corp.	4,900	79,674
Essendant, Inc.	1,200	36,948
Heritage-Crystal Clean, Inc. (I)	5,154	53,602
Hudson Technologies, Inc. (I)	1,500	5,250
InnerWorkings, Inc. (I)	10,896	89,020
Knoll, Inc.	256,522	5,989,789
Matthews International Corp., Class A	5,662	298,048
McGrath RentCorp	3,042	74,164
Mobile Mini, Inc.	21,424	690,924
NL Industries, Inc. (I)	2,190	6,723
Pitney Bowes, Inc.	500	10,485
Quad/Graphics, Inc.	3,000	37,650
Ritchie Brothers Auctioneers, Inc.	29,600	849,224
SP Plus Corp. (I)	4,996	111,311
Team, Inc. (I)	19,850	570,291
Tetra Tech, Inc.	4,300	126,420
TRC Companies, Inc. (I)	7,030	60,177
VSE Corp.	1,060	65,762
Waste Connections, Inc.	14,884	1,001,396
Construction and engineering 0.8%
AECOM (I)	21,600	701,784
Argan, Inc.	2,743	93,756
Granite Construction, Inc.	6,735	300,314
Jacobs Engineering Group, Inc. (I)	4,700	209,526
KBR, Inc.	7,700	119,812
MasTec, Inc. (I)	4,900	111,034
MYR Group, Inc. (I)	2,922	74,540
Northwest Pipe Company (I)	940	10,143
Orion Marine Group, Inc. (I)	5,331	31,133
Primoris Services Corp.	17,500	409,325
Quanta Services, Inc. (I)	23,100	547,932
Sterling Construction Company, Inc. (I)	2,622	13,739
Electrical equipment 0.6%
Babcock & Wilcox Enterprises, Inc. (I)	2,700	61,695
Broadwind Energy, Inc. (I)	3,229	10,914
EnerSys	16,600	968,942
Franklin Electric Company, Inc.	4,200	132,678
Generac Holdings, Inc. (I)	1,537	58,590

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       19

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
General Cable Corp.	5,000	$78,200
LSI Industries, Inc.	1,200	15,180
Powell Industries, Inc.	600	18,672
Regal Beloit Corp.	8,090	521,158
Thermon Group Holdings, Inc. (I)	13,400	251,116
Industrial conglomerates 0.0%
Raven Industries, Inc.	2,499	40,209
Machinery 3.4%
Albany International Corp., Class A	18,434	742,706
Astec Industries, Inc.	2,851	137,988
Barnes Group, Inc.	4,005	130,122
Chart Industries, Inc. (I)	7,035	181,081
CIRCOR International, Inc.	2,859	161,391
Colfax Corp. (I)	8,800	285,384
Columbus McKinnon Corp.	3,009	49,679
Douglas Dynamics, Inc.	2,959	67,791
Dynamic Materials Corp.	2,213	21,621
ESCO Technologies, Inc.	3,851	148,186
Federal Signal Corp.	7,688	105,249
Flowserve Corp.	6,600	322,146
FreightCar America, Inc.	2,894	49,632
Gencor Industries, Inc. (I)	300	4,329
Graco, Inc.	3,100	243,009
Graham Corp.	1,300	24,063
Hardinge, Inc.	845	10,985
Hyster-Yale Materials Handling, Inc.	1,100	67,375
ITT Corp.	4,200	161,154
Kadant, Inc.	5,250	248,588
LB Foster Company, Class A	1,777	34,971
Mueller Industries, Inc.	9,709	306,416
NN, Inc.	24,362	366,404
Proto Labs, Inc. (I)	17,162	1,026,802
RBC Bearings, Inc. (I)	65,074	4,769,924
Supreme Industries, Inc.	900	11,187
Terex Corp.	11,200	267,568
Titan International, Inc.	19,100	126,633
TriMas Corp. (I)	6,500	117,650
Trinity Industries, Inc.	11,683	227,935
Twin Disc, Inc.	1,375	18,219
Wabash National Corp. (I)	11,319	161,296
Watts Water Technologies, Inc., Class A	6,973	389,582
Woodward, Inc.	9,961	539,986

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       20

	Shares	Value
Industrials (continued)
Marine 0.2%
Kirby Corp. (I)	8,611	$549,554
Matson, Inc.	4,300	167,184
Professional services 1.1%
CDI Corp.	1,218	8,709
CEB, Inc.	4,500	277,605
CRA International, Inc. (I)	227	4,926
Exponent, Inc.	6,400	318,976
Franklin Covey Company (I)	1,618	26,648
Huron Consulting Group, Inc. (I)	3,485	193,801
ICF International, Inc. (I)	1,100	43,307
Korn/Ferry International	9,796	265,863
ManpowerGroup, Inc.	11,203	862,967
Navigant Consulting, Inc. (I)	4,800	76,608
On Assignment, Inc. (I)	2,500	90,150
Resources Connection, Inc.	1,400	20,678
WageWorks, Inc. (I)	25,514	1,374,184
Road and rail 0.8%
Celadon Group, Inc.	7,690	77,438
Genesee & Wyoming, Inc., Class A (I)	2,700	175,797
Heartland Express, Inc.	10,900	197,399
Knight Transportation, Inc.	9,600	255,072
Old Dominion Freight Line, Inc. (I)	12,820	846,761
Roadrunner Transportation Systems, Inc. (I)	2,700	31,914
Ryder System, Inc.	6,800	468,656
Saia, Inc. (I)	2,500	72,300
Swift Transportation Company (I)	13,905	231,101
Werner Enterprises, Inc.	6,100	154,574
Trading companies and distributors 1.9%
Air Lease Corp.	12,200	371,856
Applied Industrial Technologies, Inc.	6,455	295,833
CAI International, Inc. (I)	1,298	13,266
H&E Equipment Services, Inc.	7,440	150,511
Houston Wire & Cable Company	1,897	13,867
Huttig Building Products, Inc. (I)	5,749	26,388
Kaman Corp.	4,000	168,360
MRC Global, Inc. (I)	79,211	1,107,370
Titan Machinery, Inc. (I)	33,717	438,321
United Rentals, Inc. (I)	7,598	508,534
Veritiv Corp. (I)	2,122	87,044
Watsco, Inc.	11,002	1,479,439
WESCO International, Inc. (I)	30,880	1,815,435

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       21

	Shares	Value
Industrials (continued)
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp.	6,500	$457,535
Information technology 15.2%		50,768,291
Communications equipment 0.0%
ADTRAN, Inc.	100	1,932
Black Box Corp.	1,967	28,758
Calix, Inc. (I)	500	3,465
EchoStar Corp., Class A (I)	600	24,552
Finisar Corp. (I)	400	6,584
KVH Industries, Inc. (I)	200	1,952
Viavi Solutions, Inc. (I)	700	4,557
Electronic equipment, instruments and components 1.6%
Agilysys, Inc. (I)	5,560	59,381
Anixter International, Inc. (I)	1,500	93,450
Arrow Electronics, Inc. (I)	10,533	654,099
Avnet, Inc.	6,000	246,720
AVX Corp.	22,926	303,082
Belden, Inc.	2,800	176,792
Cognex Corp.	12,900	458,337
Coherent, Inc. (I)	6,017	561,988
Daktronics, Inc.	3,000	26,100
Digital Ally, Inc. (I)	300	1,326
Electro Scientific Industries, Inc. (I)	2,100	14,805
Fabrinet (I)	1,900	60,743
FARO Technologies, Inc. (I)	2,000	58,080
FEI Company	11,800	1,050,436
GSI Group, Inc. (I)	4,000	58,200
II-VI, Inc. (I)	2,500	52,175
Itron, Inc. (I)	2,800	115,136
Jabil Circuit, Inc.	12,000	208,320
Kemet Corp. (I)	4,761	11,046
Kimball Electronics, Inc. (I)	1,500	16,410
Mercury Systems, Inc. (I)	100	2,102
PAR Technology Corp. (I)	1,096	7,003
Park Electrochemical Corp.	1,427	23,274
Plexus Corp. (I)	1,300	54,288
Rogers Corp. (I)	2,585	148,276
TTM Technologies, Inc. (I)	3,700	24,124
VeriFone Systems, Inc. (I)	400	11,384
Vishay Intertechnology, Inc.	17,200	209,152
Zebra Technologies Corp., Class A (I)	9,558	597,948
Internet software and services 4.4%
comScore, Inc. (I)	72,788	2,228,769

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       22

	Shares	Value
Information technology (continued)
Internet software and services (continued)
CoStar Group, Inc. (I)	17,282	$3,409,911
Demand Media, Inc. (I)	4,595	27,065
Demandware, Inc. (I)	31,990	1,474,099
DHI Group, Inc. (I)	1,900	13,509
Intralinks Holdings, Inc. (I)	800	7,128
LogMeIn, Inc. (I)	18,492	1,103,972
Marchex, Inc., Class B	2,900	12,325
Marketo, Inc. (I)	279,585	6,148,074
RealNetworks, Inc. (I)	3,900	17,784
RetailMeNot, Inc. (I)	4,900	41,307
SciQuest, Inc. (I)	2,100	29,022
TechTarget, Inc. (I)	2,100	16,296
YuMe, Inc. (I)	4,200	15,792
IT services 0.9%
Acxiom Corp. (I)	7,303	160,447
Cardtronics, Inc. (I)	17,855	703,844
Forrester Research, Inc.	300	10,086
Genpact, Ltd. (I)	4,400	122,716
Jack Henry & Associates, Inc.	3,349	271,369
Luxoft Holding, Inc. (I)	100	5,781
ManTech International Corp., Class A	3,183	107,585
NCI, Inc., Class A	200	2,892
Perficient, Inc. (I)	400	8,352
PRGX Global, Inc. (I)	5,022	24,306
Sykes Enterprises, Inc. (I)	3,600	104,940
Virtusa Corp. (I)	45,483	1,616,466
Semiconductors and semiconductor equipment 0.4%
Amkor Technology, Inc. (I)	100	571
Axcelis Technologies, Inc. (I)	800	2,288
AXT, Inc. (I)	200	514
Cabot Microelectronics Corp. (I)	4,600	192,694
Cavium, Inc. (I)	400	19,748
Cree, Inc. (I)	500	12,255
Cypress Semiconductor Corp.	1,700	15,351
Diodes, Inc. (I)	100	1,862
Entegris, Inc. (I)	5,800	77,082
Exar Corp. (I)	400	2,440
Intersil Corp., Class A	8,800	102,872
IXYS Corp.	4,677	50,512
Kulicke & Soffa Industries, Inc. (I)	2,580	27,658
M/A-COM Technology Solutions Holdings, Inc. (I)	5,700	233,073
MKS Instruments, Inc.	100	3,586

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       23

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
ON Semiconductor Corp. (I)	1,100	$10,417
Power Integrations, Inc.	4,000	193,000
Qorvo, Inc. (I)	400	18,012
Rudolph Technologies, Inc. (I)	100	1,387
Sigma Designs, Inc. (I)	100	633
Silicon Laboratories, Inc. (I)	100	4,680
Tessera Technologies, Inc.	3,100	89,032
Ultra Clean Holdings, Inc. (I)	100	569
Ultratech, Inc. (I)	100	2,169
Veeco Instruments, Inc. (I)	8,556	157,516
Xcerra Corp. (I)	1,400	8,260
Software 7.9%
AVG Technologies NV (I)	240,668	4,765,226
Blackbaud, Inc.	4,700	290,319
Bottomline Technologies, Inc. (I)	4,300	105,608
Callidus Software, Inc. (I)	3,000	54,900
Datawatch Corp. (I)	100	532
Epiq Systems, Inc.	2,100	31,017
Fleetmatics Group PLC (I)	86,235	3,126,019
Guidewire Software, Inc. (I)	92,388	5,263,344
HubSpot, Inc. (I)	70,680	3,130,417
Interactive Intelligence Group, Inc. (I)	5,400	200,718
Mentor Graphics Corp.	400	7,984
MicroStrategy, Inc., Class A (I)	100	17,932
Progress Software Corp. (I)	100	2,552
RingCentral, Inc., Class A (I)	271,709	5,184,208
Rovi Corp. (I)	300	5,286
SS&C Technologies Holdings, Inc.	200	12,230
Take-Two Interactive Software, Inc. (I)	7,000	239,260
Telenav, Inc. (I)	500	2,850
The Rubicon Project, Inc. (I)	199,735	3,868,867
Tyler Technologies, Inc. (I)	100	14,641
Verint Systems, Inc. (I)	200	6,768
Zynga, Inc., Class A (I)	43,100	102,578
Technology hardware, storage and peripherals 0.0%
Electronics For Imaging, Inc. (I)	100	3,984
Super Micro Computer, Inc. (I)	1,600	43,056
Materials 5.3%		17,600,578
Chemicals 3.1%
American Vanguard Corp. (I)	5,752	95,196
Balchem Corp.	30,114	1,847,795
Calgon Carbon Corp.	8,349	136,840

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       24

	Shares	Value
Materials (continued)
Chemicals (continued)
Chemtura Corp. (I)	9,337	$260,035
Flotek Industries, Inc. (I)	36,760	347,382
FutureFuel Corp.	2,600	29,224
Hawkins, Inc.	622	24,339
HB Fuller Company	8,179	365,765
Huntsman Corp.	38,259	602,197
Innophos Holdings, Inc.	11,002	406,634
Innospec, Inc.	4,129	199,678
KMG Chemicals, Inc.	1,300	30,797
Kraton Performance Polymers, Inc. (I)	5,742	130,401
LSB Industries, Inc. (I)	4,979	65,524
Minerals Technologies, Inc.	8,200	491,180
Olin Corp.	34,625	754,479
Platform Specialty Products Corp. (I)	53,515	551,205
PolyOne Corp.	18,966	682,397
Quaker Chemical Corp.	25,152	2,240,037
Sensient Technologies Corp.	3,200	215,200
Stepan Company	4,014	246,018
Trecora Resources (I)	4,924	56,380
Westlake Chemical Corp.	11,752	589,833
Construction materials 0.6%
Eagle Materials, Inc.	8,553	633,948
Headwaters, Inc. (I)	66,230	1,325,262
Containers and packaging 0.2%
Graphic Packaging Holding Company	21,800	289,504
Greif, Inc., Class A	4,638	160,939
Metals and mining 0.8%
Ampco-Pittsburgh Corp.	1,915	36,557
Carpenter Technology Corp.	7,859	278,287
Haynes International, Inc.	1,000	37,530
Hecla Mining Company	81,112	349,593
Materion Corp.	2,983	86,477
Olympic Steel, Inc.	1,059	23,955
Real Industry, Inc. (I)	6,408	56,647
Reliance Steel & Aluminum Company	13,400	991,198
Schnitzer Steel Industries, Inc., Class A	4,857	100,151
Stillwater Mining Company (I)	23,532	287,090
SunCoke Energy, Inc.	10,193	75,734
TimkenSteel Corp.	5,600	71,344
Worthington Industries, Inc.	8,700	328,425
Paper and forest products 0.6%
Clearwater Paper Corp. (I)	2,471	147,618

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       25

	Shares	Value
Materials (continued)
Paper and forest products (continued)
Domtar Corp.	34,742	$1,342,431
KapStone Paper and Packaging Corp.	30,046	477,431
Mercer International, Inc.	8,745	73,458
Schweitzer-Mauduit International, Inc.	1,700	58,463
Telecommunication services 0.9%		2,914,635
Diversified telecommunication services 0.7%
Atlantic Tele-Network, Inc.	2,803	201,564
Consolidated Communications Holdings, Inc.	9,242	218,481
Frontier Communications Corp.	188,802	1,049,739
Iridium Communications, Inc. (I)	81,738	659,626
Lumos Networks Corp. (I)	4,489	57,235
ORBCOMM, Inc. (I)	14,201	140,732
Wireless telecommunication services 0.2%
Spok Holdings, Inc.	1,187	20,167
Telephone & Data Systems, Inc.	13,929	411,881
United States Cellular Corp. (I)	3,640	155,210
Utilities 0.8%		2,763,298
Gas utilities 0.2%
UGI Corp.	17,130	689,311
Independent power and renewable electricity producers 0.6%
Calpine Corp. (I)	101,352	1,599,335
Dynegy, Inc. (I)	26,923	474,652
Total investments (Cost $327,452,305)† 97.4%		$325,709,088
Other assets and liabilities, net 2.6%		$8,803,185
Total net assets 100.0%		$334,512,273

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $327,747,638. Net unrealized depreciation aggregated to $2,038,550, of which $11,082,091 related to appreciated investment securities and $13,120,641 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       26

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $327,452,305)	$325,709,088
Cash	3,478,541
Receivable for investments sold	186,395,488
Receivable for fund shares sold	20,173
Dividends receivable	45,341
Other receivables and prepaid expenses	26,419
Total assets	515,675,050
Liabilities
Payable for investments purchased	180,710,821
Payable for fund shares repurchased	170,794
Payable to affiliates
Accounting and legal services fees	3,733
Transfer agent fees	35,381
Distribution and service fees	17,735
Trustees' fees	688
Other liabilities and accrued expenses	223,625
Total liabilities	181,162,777
Net assets	$334,512,273
Net assets consist of
Paid-in capital	$350,533,942
Accumulated net investment loss	(4,086,608)
Accumulated net realized gain (loss) on investments	(10,191,844)
Net unrealized appreciation (depreciation) on investments	(1,743,217)
Net assets	$334,512,273

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($294,038,739 ÷ 9,567,207 shares)[1]	$30.73
Class B ($6,818,491 ÷ 251,690 shares)[1]	$27.09
Class C ($21,525,947 ÷ 794,326 shares)[1]	$27.10
Class I ($10,517,175 ÷ 319,221 shares)	$32.95
Class R6 ($1,611,921 ÷ 48,705 shares)	$33.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$32.35

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       27

STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$980,167
Interest	5,761
Securities lending	2,567
Total investment income	988,495
Expenses
Investment management fees	1,185,643
Distribution and service fees	593,958
Accounting and legal services fees	31,674
Transfer agent fees	211,207
Trustees' fees	3,317
State registration fees	55,991
Printing and postage	32,678
Professional fees	22,732
Custodian fees	25,068
Registration and filing fees	13,241
Merger expense	172,668
Other	7,481
Total expenses	2,355,658
Less expense reductions	(12,502)
Net expenses	2,343,156
Net investment loss	(1,354,661)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	4,798,263
Affiliated investments	(8)
4,798,255
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(24,648,016)
Affiliated investments	(143)
(24,648,159)
Net realized and unrealized loss	(19,849,904)
Decrease in net assets from operations	($21,204,565)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       28

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($1,354,661)	($3,309,867)
Net realized gain	4,798,255	22,475,550
Change in net unrealized appreciation (depreciation)	(24,648,159)	(36,293,540)
Decrease in net assets resulting from operations	(21,204,565)	(17,127,857)
Distributions to shareholders
From net realized gain
Class A	(389,935)	—
Class B	(11,661)	—
Class C	(33,107)	—
Class I	(13,192)	—
Class R6	(2,135)	—
Total distributions	(450,030)	—
From fund share transactions	(17,930,337)	(42,902,789)
Total decrease	(39,584,932)	(60,030,646)
Net assets
Beginning of period	374,097,205	434,127,851
End of period	$334,512,273	$374,097,205
Accumulated net investment loss	($4,086,608)	($2,731,947)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       29

Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$32.58		$34.09	$33.99	$24.76	$22.63	$21.41
Net investment loss[2]	(0.11)		(0.26)	(0.30)	(0.28)	(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	(1.70)		(1.25)	0.40	9.53	2.76	1.57
Total from investment operations	(1.81)		(1.51)	0.10	9.25	2.57	1.37
Less distributions
From net investment income	—		—	—	(0.02)	(0.44)	(0.15)
From net realized gain	(0.04)		—	—	—	—	—
Total distributions	(0.04)		—	—	(0.02)	(0.44)	(0.15)
Net asset value, end of period	$30.73		$32.58	$34.09	$33.99	$24.76	$22.63
Total return (%)[3,4]	(5.63	) [5]	(4.43)	0.29	37.41	11.65	6.34 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$294		$327	$377	$418	$336	$347
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	[7]	1.21	1.23	1.27	1.32	1.28
Expenses including reductions	1.33	[7]	1.21	1.22	1.26	1.32	1.28
Net investment loss	(0.75	) [7]	(0.74)	(0.88)	(1.00)	(0.79)	(0.80)
Portfolio turnover (%)	68		91	115	81	73	110

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       30

Class B Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$28.82		$30.37	$30.49	$22.34	$20.46	$19.38
Net investment loss[2]	(0.19)		(0.44)	(0.48)	(0.43)	(0.33)	(0.33)
Net realized and unrealized gain (loss) on investments	(1.50)		(1.11)	0.36	8.58	2.51	1.42
Total from investment operations	(1.69)		(1.55)	(0.12)	8.15	2.18	1.09
Less distributions
From net investment income	—		—	—	—	(0.30)	(0.01)
From net realized gain	(0.04)		—	—	—	—	—
Total distributions	(0.04)		—	—	—	(0.30)	(0.01)
Net asset value, end of period	$27.09		$28.82	$30.37	$30.49	$22.34	$20.46
Total return (%)[3,4]	(5.94	) [5]	(5.10)	(0.39)	36.48	10.85	5.61 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$9	$14	$20	$20	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	[7]	1.91	1.93	1.97	2.02	1.98
Expenses including reductions	2.04	[7]	1.90	1.92	1.97	2.02	1.98
Net investment loss	(1.45	) [7]	(1.45)	(1.59)	(1.70)	(1.50)	(1.47)
Portfolio turnover (%)	68		91	115	81	73	110

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       31

Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$28.83		$30.38	$30.51	$22.35	$20.47	$19.40
Net investment loss[2]	(0.19)		(0.44)	(0.47)	(0.43)	(0.33)	(0.33)
Net realized and unrealized gain (loss) on investments	(1.50)		(1.11)	0.34	8.59	2.51	1.41
Total from investment operations	(1.69)		(1.55)	(0.13)	8.16	2.18	1.08
Less distributions
From net investment income	—		—	—	—	(0.30)	(0.01)
From net realized gain	(0.04)		—	—	—	—	—
Total distributions	(0.04)		—	—	—	(0.30)	(0.01)
Net asset value, end of period	$27.10		$28.83	$30.38	$30.51	$22.35	$20.47
Total return (%)[3,4]	(5.97	) [5]	(5.07)	(0.43)	36.51	10.84	5.58 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$22		$25	$28	$30	$25	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	2.04	[7]	1.91	1.93	1.97	2.02	1.98
Expenses including reductions	2.03	[7]	1.91	1.92	1.96	2.02	1.98
Net investment loss	(1.45	) [7]	(1.44)	(1.59)	(1.70)	(1.49)	(1.50)
Portfolio turnover (%)	68		91	115	81	73	110

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       32

Class I Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$34.87		$36.37	$36.16	$26.29	$24.01	$22.71
Net investment loss[2]	(0.07)		(0.16)	(0.20)	(0.19)	(0.10)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.81)		(1.34)	0.41	10.13	2.92	1.69
Total from investment operations	(1.88)		(1.50)	0.21	9.94	2.82	1.56
Less distributions
From net investment income	—		—	—	(0.07)	(0.54)	(0.26)
From net realized gain	(0.04)		—	—	—	—	—
Total distributions	(0.04)		—	—	(0.07)	(0.54)	(0.26)
Net asset value, end of period	$32.95		$34.87	$36.37	$36.16	$26.29	$24.01
Total return (%)[3]	(5.49	) [4]	(4.12)	0.58	37.93	12.08	6.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$11		$12	$13	$23	$17	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[6]	0.90	0.91	0.91	0.92	0.87
Expenses including reductions	1.02	[6]	0.89	0.90	0.91	0.92	0.87
Net investment loss	(0.43	) [6]	(0.43)	(0.55)	(0.64)	(0.39)	(0.50)
Portfolio turnover (%)	68		91	115	81	73	110

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	The fund's total return includes a reimbursement from the Advisor due to an investment violation, which impacted the net realized gain (loss) by $0.03 per share, otherwise the total return would have been lower.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class R6 Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$35.01		$36.47	$36.21	$26.32	$24.01	$24.06
Net investment loss[3]	(0.05)		(0.12)	(0.17)	(0.17)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.82)		(1.34)	0.43	10.14	2.92	(0.02)
Total from investment operations	(1.87)		(1.46)	0.26	9.97	2.84	(0.05)
Less distributions
From net investment income	—		—	—	(0.08)	(0.53)	—
From net realized gain	(0.04)		—	—	—	—	—
Total distributions	(0.04)		—	—	(0.08)	(0.53)	—
Net asset value, end of period	$33.10		$35.01	$36.47	$36.21	$26.32	$24.01
Total return (%)[4]	(5.44	) [5]	(4.00)	0.72	38.01	12.19	(0.21	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$2	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[7]	0.81	0.82	0.83	0.85	0.91	[7]
Expenses including reductions	0.91	[7]	0.78	0.79	0.82	0.85	0.89	[7]
Net investment loss	(0.33	) [7]	(0.32)	(0.49)	(0.56)	(0.31)	(0.74	) [7]
Portfolio turnover (%)	68		91	115	81	73	110	[8]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Equity Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of Assets and Liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       35

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of April 30, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

As of April 30, 2016, the fund did not have any securites on loan.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $864. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

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Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2015, the fund has a capital loss carryforward of $14,694,480 available to offset future net realized capital gains. This carryforward would have expired October 31, 2016, but because of the merger with John Hancock New Opportunites Fund, a significant amount of the carryforward expired on the merger date, May 13, 2016. Availability of a certain amount of the loss carryforwards, which were acquired on November 22, 2010, in a merger with John Hancock Small Cap Fund, may be limited in a given year.

As of October 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       37

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis equal to the sum of: (a) 0.700% of the first $1 billion of the fund's average daily net assets and (b) 0.685% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on February 29, 2017, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at the time.

For the six months ended April 30, 2016, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$10,817	Class I	$387
Class B	277	Class R6	211
Class C	810	Total	$12,502

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.69% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       38

Class	Rule 12b-1 fee
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $40,950 for the six months ended April 30, 2016. Of this amount, $6,227 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $25,921 was paid as sales commissions to broker-dealers and $8,802 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $547, $5,003 and $214 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$444,986	$186,487
Class B	37,945	4,763
Class C	111,027	13,957
Class I	—	5,851
Class R6	—	149
Total	$593,958	$211,207

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       39

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	166,920	$5,079,695	443,588	$15,344,139
Distributions reinvested	10,810	352,385	(20)	(711)
Repurchased	(641,651)	(19,466,685)	(1,485,905)	(51,243,247)
Net decrease	(463,921)	($14,034,605)	(1,042,337)	($35,899,819)
Class B shares
Sold	5,255	$156,436	8,207	$255,058
Distributions reinvested	391	11,283	—	—
Repurchased	(61,591)	(1,657,902)	(148,798)	(4,546,329)
Net decrease	(55,945)	($1,490,183)	(140,591)	($4,291,271)
Class C shares
Sold	26,722	$742,700	62,105	$1,924,041
Distributions reinvested	955	27,515	—	—
Repurchased	(89,399)	(2,381,619)	(135,515)	(4,169,335)
Net decrease	(61,722)	($1,611,404)	(73,410)	($2,245,294)
Class I shares
Sold	20,825	$667,504	89,452	$3,299,493
Distributions reinvested	291	10,164	—	—
Repurchased	(40,505)	(1,294,569)	(95,219)	(3,479,282)
Net decrease	(19,389)	($616,901)	(5,767)	($179,789)
Class R6 shares
Sold	67	$2,223	435	$16,580
Distributions reinvested	61	2,135	—	—
Repurchased	(5,837)	(181,602)	(8,092)	(303,196)
Net decrease	(5,709)	($177,244)	(7,657)	($286,616)
Total net decrease	(606,686)	($17,930,337)	(1,269,762)	($42,902,789)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $230,446,533 and $244,082,008, respectively, for the six months ended April 30, 2016.

Note 7 — Subsequent event

On December 10, 2015, the Board of Trustees voted to recommend that the shareholders of the fund approve a tax-free reorganization of the fund into John Hancock New Opportunities Fund, a series of John Hancock Funds II. The shareholders approved the reorganization at a special shareholder meeting held on April 15, 2016. The reorganization occurred at the close of business on May 13, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       40

Special shareholder meeting

The fund held a Special Meeting of Shareholders on April 15, 2016. The following proposal was considered by the shareholders:

Proposal: Approve an Agreement and Plan of Reorganization between John Hancock Small Cap Equity Fund and John Hancock New Opportunities Fund.

FOR	AGAINST	ABSTAIN
4,953,031.2111	380,247.5171	390,418.3068

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       41

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK SMALL CAP EQUITY FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF230743	37SA 4/16 6/16

John Hancock

Financial Industries Fund

Semiannual report 4/30/16

A message to shareholders

Dear shareholder,

The past six months proved to be a challenging time for U.S. equity investors. Many market indexes tumbled in the winter months amid concerns about slowing global growth, particularly in China. The volatility extended to commodity markets, as oil prices hit multi-year lows in February before rebounding toward the end of the period. The investment landscape improved late in the period as stocks and other so-called risk assets regained positive momentum and most U.S. indexes finished the period with modest gains.

Volatile market environments are naturally unsettling. But despite the recent turbulence, we believe the economic picture in the United States offers reasons for optimism. Unemployment and inflation both remain low, while the housing market and consumer demand have both shown signs of resilience. Nonetheless, the volatility that characterized the markets at the start of the year could be with us for some time.

At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager, and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and to ensure that we have adequate liquidity tools in place. As always, your best resource in times like these is your financial advisor, who can make sure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of April 30, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
19	Financial highlights
23	Notes to financial statements
33	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/16 (%)

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Rising aversion to risk dragged down financials

Financial stocks fell more sharply than the overall stock market in a broad sell-off sparked by slowing global growth and commodity weakness.

Stock selection negatively impacted performance

The fund had a negative return and underperformed its benchmark, the S&P 500 Financials Index, owing primarily to its non-U.S. bank holdings.

The fund's regional bank exposure helped

Solid loan growth and improving net interest margins drove earnings growth for small and regional banks, which were positive contributors to performance during the period.

PORTFOLIO COMPOSITION AS OF 4/30/16 (%)

A note about risks

A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a more broadly invested portfolio. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectuses for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       3

Discussion of fund performance

An interview with Portfolio Manager Lisa A. Welch, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Lisa A. Welch
Portfolio Manager
John Hancock Asset Management

What factors affected financial stocks over the past six months?

Equity markets endured high levels of volatility during a period that saw the financials sector trail the general market. Global economic growth concerns, centered in China, and falling commodity prices led to a sharp sell-off in January through early February, with the S&P 500 Index and crude oil bottoming on February 11 at around $26 per barrel. Stocks began to recover as the U.S. Federal Reserve (Fed), expressing concern over the impact of global turmoil on the U.S. economy, adopted a more accommodative policy stance and scaled back its planned pace of interest-rate increases in 2016 from four to two.

Financial stocks, hurt by weak capital markets activity, falling assets under management and custody, and the likelihood that interest rates would remain low for longer, fell further in the downdraft, with the fund's benchmark, the S&P 500 Financials Index, finishing down 2.09% while the S&P 500 Index gained 0.43%. Non-U.S. financial companies suffered even deeper losses, dragged down by weak growth, lingering credit problems, and declining rates in Europe and negative rates in Japan. Smaller-cap U.S. bank stocks, focused on domestic customers and less exposed to capital market activity, outperformed larger financial stocks.

Discounting short-term performance, we maintain confidence in U.S. financial stocks, which are backed by a solid economy and should benefit from lower market volatility and an upturn in capital markets. The banking industry continues to exhibit strong fundamentals; the median U.S. bank increased earnings 8% year over year in the first quarter, driven by solid loan growth and stable-to-improving net interest margins. We continue to believe the Fed could possibly execute two rate increases in 2016, which should provide support for banks, insurers, and companies with capital market operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       4

How did continued low interest rates affect financial stocks?

After raising interest rates in December for the first time since the global financial crisis, the Fed scaled back on its plans for further tightening in February. Citing the risk of global turmoil to affect U.S. growth, the central bank adopted a more cautious tone and noted signs of weakness in the domestic economy. Low interest rates limit the income banks can earn from their lending operations. The margin improvements reported by banks in first-quarter earnings reports speak to the benefit of just a single rate increase. In other areas of financials, higher rates would boost reinvestment rates for investment portfolios and would also lend a hand to many asset managers, who reimburse the fees on their mutual fund products so customers don't receive a negative yield.

How did the fund perform in these market conditions?

The United States remains the brightest spot in the global economy and, as a result, financial stocks with the most direct exposure to the U.S. economy fared best. The fund trailed its benchmark over the period due to exposure to non-U.S. stocks not in the benchmark, stock selection in insurance and real estate investment trusts (REITs), and an overweight in commercial banks. Stocks with exposure to stock and bond underwriting or global demand, including asset managers, private equity firms, and insurers, generally suffered from a risk-off sentiment among investors.

Which holdings detracted the most from results?

The leading detractors from fund performance included British investment bank Barclays PLC and Italian bank UniCredit SpA, both turnaround stories that are taking longer than expected to restructure their businesses. We sold out of UniCredit and significantly reduced the fund's position in Barclays. The Bank of Ireland also negatively affected performance due to uncertainty over the

TOP 10 HOLDINGS AS OF 4/30/16 (%)

Citigroup, Inc.	4.1
U.S. Bancorp	3.9
JPMorgan Chase & Co.	3.7
American Capital, Ltd.	3.3
Visa, Inc., Class A	3.2
The Blackstone Group LP	3.2
Bank of America Corp.	3.0
CNO Financial Group, Inc.	2.9
Discover Financial Services	2.8
SVB Financial Group	2.7
TOTAL	32.8
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       5

outcome of Irish elections and risks related to Brexit, the term used as Great Britain considers its exit from the European Union. We see these as short-term headwinds and remain confident in the stock as the Irish economy is one of the strongest in the European Union and the housing market is experiencing a solid recovery. We sold the fund's position in insurer Lincoln National Corp., another detractor. The firm might be among the most negatively affected by new fiduciary rules proposed by the U.S. Department of Labor since it derives a significant amount of revenue from annuity products.

What stocks had the greatest impact on performance during the period?

Leading contributors to performance resulted from our bottom-up stock selection process. Private equity firm American Capital, Ltd., in the process of breaking up, was boosted by activist investor involvement and the sale of assets at higher-than-expected prices. Rexford Industrial Realty, Inc., a REIT that owns industrial properties in Southern California, gained on a strong regional economy, high occupancy rates, and the value-priced acquisition of additional assets. Other contributors included Michigan-based regional bank Talmer Bancorp, Inc., which continued to execute a successful acquisition strategy, and South Dakota's Great Western Bancorp Inc., which delivered better-than-expected results, especially on the credit side, in a region suffering from weakness in agriculture. Underweights in money center banks Bank of America Corp. and Wells Fargo & Company, which underperformed the financials sector, also aided relative performance.

How was the fund positioned at the end of the period?

While the Fed's cautious stance on interest rates creates a near-term headwind for most financial stocks, we remain positive on the sector, as a continued economic recovery should eventually lead to the normalization of rates. Local and regional banks are outperforming in the current

COUNTRY COMPOSITION AS OF 4/30/16 (%)

United States	82.1
United Kingdom	2.8
Switzerland	2.7
Italy	2.5
Denmark	2.3
Bermuda	2.2
Ireland	1.7
Guernsey, Channel Islands	1.3
Norway	1.0
Other countries	1.4
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       6

environment and most banks are well positioned to benefit from a tightening cycle. Meanwhile, a rebound in capital markets should help investment banks and asset managers.

After adding to European financial stocks in recent years, we decreased the fund's allocation to the region with the sale of UniCredit and most of the fund's position in Barclays. After repurchasing shares of property and casualty insurer Chubb Ltd. in the prior period, we added to the fund's position following Chubb's merger with ACE Ltd.

MANAGED BY

Susan A. Curry On the fund since 2004 Investing since 1993
Lisa A. Welch On the fund since 1998 Investing since 1986
Ryan P. Lentell, CFA On the fund since 2015 Investing since 1999

INDUSTRY COMPOSITION AS OF 4/30/16 (%)

The views expressed in this report are exclusively those of Lisa A. Welch, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-12.42	6.96	1.25	-10.11	39.99	13.20
Class B	-13.03	6.95	1.19	-10.40	39.91	12.57
Class C	-9.37	7.29	1.07	-6.63	42.20	11.20
Class NAV[1,2]	-7.41	8.57	2.27	-5.16	50.86	25.18
Index 1†	-1.48	9.39	-1.57	-2.09	56.60	-14.66
Index 2†	1.21	11.02	6.91	0.43	68.63	95.01

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class NAV
Gross/Net (%)	1.42	2.12	2.12	0.99

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	4-30-06	11,257	11,257	8,534	19,501
Class C3	4-30-06	11,120	11,120	8,534	19,501
Class NAV[1,2]	4-30-06	12,518	12,518	8,534	19,501

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The S&P 500 Financials Index is an unmanaged index of financial sector stocks in the S&P 500 Index.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectus.
2	Class NAV shares were first offered on 7-12-13. Returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV shares.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016.

	Account value on 11-1-2015	Ending value on 04-30-2016	Expenses paid during period ended 04-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$946.20	$6.00	1.24%
Class B	1,000.00	943.00	9.37	1.94%
Class C	1,000.00	943.10	9.37	1.94%
Class NAV	1,000.00	948.40	3.97	0.82%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2015, with the same investment held until April 30, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 11-1-2015	Ending value on 04-30-2016	Expenses paid during period ended 04-30-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.70	$6.22	1.24%
Class B	1,000.00	1,015.20	9.72	1.94%
Class C	1,000.00	1,015.20	9.72	1.94%
Class NAV	1,000.00	1,020.80	4.12	0.82%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       11

Fund's investments

As of 4-30-16 (unaudited)
	Shares	Value
Common stocks 92.8%		$945,883,402
(Cost $835,184,790)
Financials 89.6%		913,013,766
Banks 49.0%
1st Source Corp.	219,041	7,543,772
Ameris Bancorp	226,335	7,106,919
Atlantic Capital Bancshares, Inc. (I)	331,847	4,708,909
Bank of America Corp.	2,069,420	30,130,755
Bank of Ireland (I)	56,452,559	17,143,317
Bank of Marin Bancorp	57,070	2,797,571
Bankwell Financial Group, Inc.	120,833	2,501,243
Barclays PLC, ADR	210,144	2,111,947
CIT Group, Inc.	427,305	14,771,934
Citigroup, Inc.	892,340	41,297,495
Citizens Financial Group, Inc.	463,321	10,586,885
Comerica, Inc.	91,386	4,057,538
Danske Bank A/S	836,790	23,676,592
East West Bancorp, Inc.	213,660	8,010,113
Equity Bancshares, Inc., Class A (I)	46,486	974,811
Evans Bancorp, Inc.	81,160	1,980,304
First Business Financial Services, Inc.	150,434	3,807,485
Flushing Financial Corp.	225,427	4,497,269
Glacier Bancorp, Inc.	645,370	16,708,629
Great Western Bancorp, Inc.	313,741	9,889,116
Independent Bank Corp.	174,514	2,643,887
JPMorgan Chase & Co.	595,601	37,641,983
KeyCorp	1,351,648	16,611,754
M&T Bank Corp.	131,904	15,606,881
MB Financial, Inc.	135,404	4,706,643
Regions Financial Corp.	1,492,979	14,004,143
Sandy Spring Bancorp, Inc.	214,742	6,139,474
SpareBank 1 SR-Bank ASA	278,427	1,356,439
Sun Bancorp, Inc. (I)	202,067	4,342,420
SunTrust Banks, Inc.	543,636	22,691,367
SVB Financial Group (I)	264,978	27,631,906
Talmer Bancorp, Inc., Class A	869,427	16,866,884
The Community Financial Corp.	91,644	2,016,168
TriCo Bancshares	236,623	6,369,891
U.S. Bancorp	942,432	40,232,422
Union Bankshares Corp.	469,601	12,402,162
Wells Fargo & Company	523,052	26,142,139
Yadkin Financial Corp.	341,737	8,550,260
Zions Bancorporation	677,827	18,653,799

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       12

	Shares	Value
Financials (continued)
Capital markets 18.8%
Altamir	470,515	$5,877,260
American Capital, Ltd. (I)	2,102,900	33,225,820
Ameriprise Financial, Inc.	225,206	21,597,255
Azimut Holding SpA	727,371	18,359,823
Fifth Street Finance Corp.	2,344,609	12,707,781
Intermediate Capital Group PLC	995,569	8,949,934
Invesco, Ltd.	713,207	22,116,549
KKR & Company LP	1,238,638	16,845,477
Schroders PLC	487,809	17,957,377
The Blackstone Group LP	1,181,453	32,419,070
TriplePoint Venture Growth BDC Corp.	143,858	1,520,579
Consumer finance 3.3%
Capital One Financial Corp.	70,102	5,074,684
Discover Financial Services	508,259	28,599,734
Diversified financial services 0.6%
Cerved Information Solutions SpA (I)	830,444	6,694,723
Insurance 12.7%
American International Group, Inc.	432,961	24,167,883
Assured Guaranty, Ltd.	869,712	22,499,449
Chubb, Ltd.	229,861	27,091,421
CNO Financial Group, Inc.	1,622,783	29,810,524
Gjensidige Forsikring ASA	504,162	8,631,603
The Hartford Financial Services Group, Inc.	396,565	17,599,555
Real estate investment trusts 4.8%
FelCor Lodging Trust, Inc.	837,325	5,995,247
Prologis, Inc.	276,237	12,543,922
Rexford Industrial Realty, Inc.	397,828	7,467,232
Simon Property Group, Inc.	62,661	12,605,513
Vornado Realty Trust	104,867	10,038,918
Thrifts and mortgage finance 0.4%
Laporte Bancorp, Inc.	113,852	1,810,247
Provident Financial Services, Inc.	82,693	1,652,206
United Community Financial Corp.	40,531	240,754
Information technology 3.2%		32,869,636
IT services 3.2%
Visa, Inc., Class A	425,552	32,869,636
Preferred securities 1.3%		$13,058,216
(Cost $12,657,175)
Financials 1.3%		13,058,216
Banks 0.3%
OFG Bancorp, Series C, 8.750%	3,340	2,860,084

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       13

			Shares	Value
Financials (continued)
Thrifts and mortgage finance 1.0%
Flagstar Bancorp, Inc., 9.000% (I)			2,500	$3,303,788
Flagstar Bancorp, Inc., Series C, 9.000% (I)			5,217	6,894,344
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.3%				$12,799,800
(Cost $13,339,337)
Financials 1.3%				12,799,800
Banks 0.6%
Popular, Inc.	7.000	07-01-19	5,750,000	5,606,250
Diversified financial services 0.7%
NewStar Financial, Inc.	7.250	05-01-20	7,735,000	7,193,550
			Shares	Value
Investment companies 1.3%				$12,875,922
(Cost $6,186,653)
AP Alternative Assets LP (I)			432,674	12,875,922
Warrants 0.5%				$5,098,199
(Cost $4,598,830)
Financials 0.5%				5,098,199
Banks 0.5%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			986,759	98,676
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)			229,819	4,136,742
The PNC Financial Services Group, Inc. (Expiration Date: 12-31-18; Strike Price: $67.33) (I)			38,397	862,781
	Yield*(%)	Maturity date	Par value^	Value
Short-term investments 3.1%				$32,032,976
(Cost $32,032,976)
U.S. Government Agency 0.4%				4,369,976
Federal Home Loan Bank Discount Note	0.200	05-02-16	4,370,000	4,369,976
Repurchase agreement 2.7%				27,663,000
Barclays Tri-Party Repurchase Agreement dated 4-29-16 at 0.280% to be repurchased at $27,096,632 on 5-2-16, collateralized by $26,716,600 U.S. Treasury Notes, 2.000% due 8-31-21 (valued at $27,638,613, including interest)			27,096,000	27,096,000
Repurchase Agreement with State Street Corp. dated 4-29-16 at 0.030% to be repurchased at $567,001 on 5-2-16, collateralized by $585,000 U.S. Treasury Notes, 1.125% due 2-28-21 (valued at $579,881, including interest)			567,000	567,000
Total investments (Cost $903,999,761)† 100.3%				$1,021,748,515
Other assets and liabilities, net (0.3%)				($2,833,083)
Total net assets 100.0%				$1,018,915,432

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       14

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 4-30-16, the aggregate cost of investment securities for federal income tax purposes was $909,036,540. Net unrealized appreciation aggregated to $112,711,975, of which $150,501,098 related to appreciated investment securities and $37,789,123 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
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Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-16 (unaudited)

Assets
Investments, at value (Cost $903,999,761)	$1,021,748,515
Cash	976
Foreign currency, at value (Cost $62)	63
Cash segregated at custodian for derivative contracts	3,570,000
Receivable for investments sold	1,005,439
Receivable for fund shares sold	144,243
Unrealized appreciation on forward foreign currency contracts	331,709
Dividends and interest receivable	2,370,181
Receivable for securities lending income	86,134
Other receivables and prepaid expenses	36,751
Total assets	1,029,294,011
Liabilities
Payable for investments purchased	3,288,146
Unrealized depreciation on forward foreign currency contracts	5,209,518
Payable for fund shares repurchased	1,601,773
Payable to affiliates
Accounting and legal services fees	11,661
Transfer agent fees	35,519
Distribution and service fees	103,385
Trustees' fees	1,610
Other liabilities and accrued expenses	126,967
Total liabilities	10,378,579
Net assets	$1,018,915,432
Net assets consist of
Paid-in capital	$922,384,458
Undistributed net investment income	4,786,756
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,153,059)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	112,897,277
Net assets	$1,018,915,432

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($293,041,664 ÷ 18,062,606 shares)[1]	$16.22
Class B ($6,196,170 ÷ 415,165 shares)[1]	$14.92
Class C ($40,178,709 ÷ 2,687,279 shares)[1]	$14.95
Class NAV ($679,498,889 ÷ 41,938,696 shares)	$16.20
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.07

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENT OF OPERATIONS  For the six months ended 4-30-16 (unaudited)

Investment income
Dividends	$13,131,325
Interest	521,726
Securities lending	86,134
Less foreign taxes withheld	(312,966)
Total investment income	13,426,219
Expenses
Investment management fees	3,956,797
Distribution and service fees	687,461
Accounting and legal services fees	97,170
Transfer agent fees	218,930
Trustees' fees	8,952
State registration fees	27,514
Printing and postage	34,393
Professional fees	40,977
Custodian fees	87,817
Registration and filing fees	10,718
Other	11,746
Total expenses	5,182,475
Less expense reductions	(37,887)
Net expenses	5,144,588
Net investment income	8,281,631
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(11,891,074)
Affiliated investments	224
(11,890,850)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(56,580,318)
(56,580,318)
Net realized and unrealized loss	(68,471,168)
Decrease in net assets from operations	($60,189,537)

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-16	Year ended 10-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$8,281,631	$16,077,166
Net realized gain (loss)	(11,890,850)	26,083,618
Change in net unrealized appreciation (depreciation)	(56,580,318)	(34,969,808)
Increase (decrease) in net assets resulting from operations	(60,189,537)	7,190,976
Distributions to shareholders
From net investment income
Class A	(3,042,727)	(1,737,719)
Class B	(19,036)	—
Class C	(105,512)	—
Class NAV	(10,253,297)	(7,144,656)
Total distributions	(13,420,572)	(8,882,375)
From fund share transactions	(62,165,306)	55,160,555
Total increase (decrease)	(135,775,415)	53,469,156
Net assets
Beginning of period	1,154,690,847	1,101,221,691
End of period	$1,018,915,432	$1,154,690,847
Undistributed net investment income	$4,786,756	$9,925,697

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$17.30		$17.28	$15.64	$11.82	$9.26	$9.79
Net investment income[2]	0.11		0.19	0.16	0.11	0.06	0.06
Net realized and unrealized gain (loss) on investments	(1.03)		(0.08)	1.53	3.75	2.62	(0.58)
Total from investment operations	(0.92)		0.11	1.69	3.86	2.68	(0.52)
Less distributions
From net investment income	(0.16)		(0.09)	(0.05)	(0.04)	(0.12)	(0.01)
Net asset value, end of period	$16.22		$17.30	$17.28	$15.64	$11.82	$9.26
Total return (%)[3,4]	(5.38	) [5]	0.67	10.84	32.71	29.38	(5.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$293		$335	$322	$322	$244	$207
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	[6]	1.24	1.29	1.35	1.42	1.40
Expenses including reductions	1.24	[6]	1.24	1.29	1.35	1.42	1.40
Net investment income	1.33	[6]	1.11	0.93	0.78	0.56	0.60
Portfolio turnover (%)	9		21	21	18	28	50

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class B Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13		10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$15.87		$15.88	$14.44	$10.97		$8.58	$9.12
Net investment income (loss)[2]	0.05		0.06	0.02	—	[3]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.96)		(0.07)	1.42	3.47		2.45	(0.53)
Total from investment operations	(0.91)		(0.01)	1.44	3.47		2.44	(0.54)
Less distributions
From net investment income	(0.04)		—	—	—		(0.05)	—
Net asset value, end of period	$14.92		$15.87	$15.88	$14.44		$10.97	$8.58
Total return (%)[4,5]	(5.70	) [6]	(0.13)	9.97	31.63		28.60	(5.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$8	$10	$12		$12	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	[7]	1.99	2.11	2.11		2.12	2.10
Expenses including reductions	1.94	[7]	1.98	2.10	2.10		2.12	2.10
Net investment income (loss)	0.64	[7]	0.36	0.11	0.04		(0.14)	(0.09)
Portfolio turnover (%)	9		21	21	18		28	50

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class C Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13		10-31-12	10-31-11
Per share operating performance
Net asset value, beginning of period	$15.90		$15.90	$14.45	$10.97		$8.58	$9.13
Net investment income (loss)[2]	0.05		0.06	0.03	—	[3]	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.96)		(0.06)	1.42	3.48		2.45	(0.54)
Total from investment operations	(0.91)		—	1.45	3.48		2.44	(0.55)
Less distributions
From net investment income	(0.04)		—	—	—		(0.05)	—
Net asset value, end of period	$14.95		$15.90	$15.90	$14.45		$10.97	$8.58
Total return (%)[4,5]	(5.69	) [6]	(0.06)	10.03	31.72		28.60	(6.02)
Ratios and supplemental data
Net assets, end of period (in millions)	$40		$42	$37	$33		$15	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95	[7]	1.95	2.02	2.08		2.12	2.10
Expenses including reductions	1.94	[7]	1.95	2.01	2.07		2.12	2.10
Net investment income (loss)	0.64	[7]	0.39	0.21	0.03		(0.15)	(0.10)
Portfolio turnover (%)	9		21	21	18		28	50

1	Six months ended 4-30-16. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

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Class NAV Shares Period ended	4-30-16	[1]	10-31-15	10-31-14	10-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$17.33		$17.31	$15.66	$14.79
Net investment income[3]	0.14		0.27	0.23	0.04
Net realized and unrealized gain (loss) on investments	(1.03)		(0.08)	1.54	0.83
Total from investment operations	(0.89)		0.19	1.77	0.87
Less distributions
From net investment income	(0.24)		(0.17)	(0.12)	—
Net asset value, end of period	$16.20		$17.33	$17.31	$15.66
Total return (%)[4]	(5.16	) [5]	1.08	11.40	5.88	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$679		$769	$732	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	[6]	0.81	0.83	0.85	[6]
Expenses including reductions	0.82	[6]	0.80	0.82	0.84	[6]
Net investment income	1.77	[6]	1.55	1.36	0.84	[6]
Portfolio turnover (%)	9		21	21	18	[7]

1	Six months ended 4-30-16. Unaudited.
2	The inception date for Class NAV shares is 7-12-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 11-1-12 to 10-31-13.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission (SEC) and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

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factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2016, by major security category or type:

	Total value at 4-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$498,913,226	$456,736,878	$42,176,348	—
Capital markets	191,576,925	140,432,531	51,144,394	—
Consumer finance	33,674,418	33,674,418	—	—
Diversified financial services	6,694,723	—	6,694,723	—
Insurance	129,800,435	121,168,832	8,631,603	—
Real estate investment trusts	48,650,832	48,650,832	—	—
Thrifts and mortgage finance	3,703,207	3,703,207	—	—
IT services	32,869,636	32,869,636	—	—
Preferred securities	13,058,216	—	13,058,216	—
Corporate bonds	12,799,800	—	12,799,800	—
Investment companies	12,875,922	—	12,875,922	—
Warrants	5,098,199	5,098,199	—	—
Short-term investments	32,032,976	—	32,032,976	—
Total investments in securities	$1,021,748,515	$842,334,533	$179,413,982	—
Other financial instruments:
Forward foreign currency contracts	($4,877,809)	—	($4,877,809)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the

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counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

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Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have a syndicated line of credit agreement with Citibank, N.A.as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2016, were $1,242. For the six months ended April 30, 2016, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2015, the fund has a capital loss carryforward of $3,515,903 available to offset future net realized capital gains. This carryforward expires on October 31, 2017.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       26

period. Book-tax differences are primarily attributable to wash sale loss deferrals, derivative transactions, partnerships, and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended April 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with U.S. dollar notional values ranging from $129.1 million to $192.9 million, as measured at each quarter end. The following table summarizes the contracts held at April 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
DKK	13,060,000	USD	2,002,806	Citibank N.A.	5/18/2016	$7,383	—	$7,383
GBP	3,150,000	USD	4,493,128	Goldman Sachs Bank USA	5/18/2016	109,659	—	109,659
GBP	2,420,000	USD	3,471,472	HSBC Bank USA	5/18/2016	64,638	—	64,638
NOK	22,120,000	USD	2,597,001	Goldman Sachs Bank USA	5/18/2016	150,029	—	150,029
USD	23,528,280	DKK	158,910,000	Citibank N.A.	5/18/2016	—	($931,078)	(931,078)
USD	39,662,619	EUR	35,893,773	Deutsche Bank AG London	5/18/2016	—	(1,455,263)	(1,455,263)

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       27

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	2,662,080	EUR	2,350,000	Royal Bank of Canada	5/18/2016	—	(29,948)	(29,948)
USD	4,138,102	EUR	3,780,000	State Street Bank and Trust Company	5/18/2016	—	(192,053)	(192,053)
USD	33,977,891	GBP	24,370,000	HSBC Bank USA	5/18/2016	—	(1,631,613)	(1,631,613)
USD	12,549,499	NOK	108,860,000	Goldman Sachs Bank USA	5/18/2016	—	(969,563)	(969,563)
						$331,709	($5,209,518)	($4,877,809)

Currency abbreviations
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	USD	United State Dollar
GBP	British Pound

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at April 30, 2016 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign exchange	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$331,709	($5,209,518)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Risk	Statement of operations location	Affiliated Investments and foreign currency transactions*
Forward foreign currency	Net realized gain (loss)	$5,582,592

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on this Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2016:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies*
Forward foreign currency	Change in unrealized appreciation (depreciation)	$6,407,312

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       28

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund's aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement), (b) 0.775% of the next $250 million of the fund's aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund's aggregate average daily net assets; and (d) 0.725% of the fund's aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2016, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has voluntarily agreed to reduce its management fee, or if necessary, make payment to the Class B shares in an amount equal to the amount by which expenses of the class exceed 2.15% of average annual net assets. Expenses include all fund-level and class-specific operating expenses, excluding taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the six months ended April 30, 2016, the expense reductions amounted to the following:

Class	Expense reduction
Class A	$10,987
Class B	254
Class C	1,464
Class NAV	25,182
Total	$37,887

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2016 were equivalent to a net annual effective rate of 0.75% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       29

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $71,161 for the six months ended April 30, 2016. Of this amount, $ 16,447 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $ 47,516 was paid as sales commissions to broker-dealers and $ 7,198 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2016, CDSCs received by the Distributor amounted to $782, $1,584 and $ 1,832 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$451,921	$189,303
Class B	34,882	4,379
Class C	200,658	25,248
Total	$687,461	$218,930

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       30

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2016 and for the year ended October 31, 2015 were as follows:

		Six months ended 4-30-16		Year ended 10-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	763,085	$12,585,039	4,313,284	$77,140,683
Distributions reinvested	151,963	2,606,163	87,817	1,467,415
Repurchased	(2,228,464)	(35,066,174)	(3,650,482)	(63,162,230)
Net increase (decrease)	(1,313,416)	($19,874,972)	750,619	$15,445,868
Class B shares
Sold	3,422	$55,358	29,037	$469,822
Distributions reinvested	1,125	17,797	—	—
Repurchased	(105,681)	(1,537,787)	(160,332)	(2,592,688)
Net decrease	(101,134)	($1,464,632)	(131,295)	($2,122,866)
Class C shares
Sold	290,903	$4,451,910	779,283	$12,793,115
Distributions reinvested	4,469	70,828	—	—
Repurchased	(275,379)	(3,991,571)	(436,055)	(6,945,382)
Net increase	19,993	$531,167	343,228	$5,847,733
Class NAV shares
Sold	482,096	$7,333,956	2,996,352	$51,850,015
Distributions reinvested	599,608	10,253,297	428,594	7,144,656
Repurchased	(3,512,335)	(58,944,122)	(1,342,527)	(23,004,851)
Net increase (decrease)	(2,430,631)	($41,356,869)	2,082,419	$35,989,820
Total net increase (decrease)	(3,825,188)	($62,165,306)	3,044,971	$55,160,555

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on April 30, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $88,706,624 and $151,385,925, respectively, for the six months ended April 30, 2016.

Note 8 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates and regulatory and market impacts.

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       31

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2016, funds within the John Hancock group of funds complex held 66.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Growth Portfolio	24.0%
John Hancock Funds II Lifestyle Balanced Portfolio	20.5%
John Hancock Funds II Lifestyle Aggressive Portfolio	9.1%

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       32

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK FINANCIAL INDUSTRIES FUND       33

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF292060	70SA 4/16 6/16

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 17, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 17, 2016